UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Commodity Strategy Fund

Eaton Vance Core Bond Fund (formerly, Eaton Vance Investment Grade Income Fund)

Eaton Vance Dividend Builder Fund

Eaton Vance Greater India Fund

Eaton Vance Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Small-Cap Value Fund

Eaton Vance Special Equities Fund

Parametric Absolute Return Fund

Eaton Vance

Balanced Fund

March 31, 2015 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At March 31, 2015, the Fund owned 55.0% of Core Bond Portfolio’s (formerly, Investment Grade Income Portfolio) outstanding interests and 71.0% of Stock Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2015 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Stock Portfolio (identified cost, $163,997,197)	$191,827,479	59.9%

Core Bond Portfolio (formerly, Investment Grade Income Portfolio) (identified cost, $127,000,146)	127,731,845	39.9

Total Investments in Affiliated Portfolios (identified cost, $290,997,343)	$319,559,324	99.8%

Other Assets, Less Liabilities	$578,573	0.2%

Net Assets	$320,137,897	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015 and December 31, 2014, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Stock Portfolio’s Portfolio of Investments is set forth below.

A copy of Form N-Q (containing a Portfolio of Investments) for Core Bond Portfolio at March 31, 2015 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Stock Portfolio

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 3.0%
Spirit AeroSystems Holdings, Inc., Class A(1)	39,200	$2,046,632
United Technologies Corp.	52,355	6,136,006

		$8,182,638

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	26,046	$1,907,088

		$1,907,088

Auto Components — 1.0%
Dana Holding Corp.	124,300	$2,630,188

		$2,630,188

Banks — 5.2%
Bank of America Corp.	169,322	$2,605,865
Citigroup, Inc.	53,011	2,731,127
JPMorgan Chase & Co.	72,470	4,390,233
PNC Financial Services Group, Inc. (The)	45,950	4,284,378

		$14,011,603

Beverages — 1.6%
Constellation Brands, Inc., Class A(1)	37,187	$4,321,501

		$4,321,501

Biotechnology — 3.5%
AMAG Pharmaceuticals, Inc.(1)	62,100	$3,394,386
Biogen, Inc.(1)	3,460	1,460,950
Celgene Corp.(1)	12,000	1,383,360
Gilead Sciences, Inc.(1)	33,593	3,296,481

		$9,535,177

Building Products — 1.1%
Armstrong World Industries, Inc.(1)	50,000	$2,873,500

		$2,873,500

Capital Markets — 3.0%
Affiliated Managers Group, Inc.(1)	13,412	$2,880,630
Credit Suisse Group AG(1)	100,000	2,690,392
Goldman Sachs Group, Inc. (The)	14,000	2,631,580

		$8,202,602

Chemicals — 0.9%
Monsanto Co.	20,954	$2,358,163

		$2,358,163

Communications Equipment — 1.8%
QUALCOMM, Inc.	68,380	$4,741,469

		$4,741,469

Consumer Finance — 0.9%
Discover Financial Services	45,356	$2,555,810

		$2,555,810

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	123,025	$5,982,706

		$5,982,706

Electric Utilities — 1.7%
NextEra Energy, Inc.	43,296	$4,504,949

		$4,504,949

1

Security	Shares	Value
Electrical Equipment — 0.7%
Eaton Corp. PLC	27,000	$1,834,380

		$1,834,380

Electronic Equipment, Instruments & Components — 1.0%
Belden, Inc.	30,100	$2,816,156

		$2,816,156

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	40,300	$3,362,632

		$3,362,632

Food & Staples Retailing — 3.0%
CVS Health Corp.	43,800	$4,520,598
Kroger Co. (The)	45,220	3,466,565

		$7,987,163

Food Products — 3.2%
General Mills, Inc.	57,900	$3,277,140
Pinnacle Foods, Inc.	131,300	5,358,353

		$8,635,493

Health Care Equipment & Supplies — 1.6%
Medtronic PLC	53,900	$4,203,661

		$4,203,661

Health Care Providers & Services — 2.6%
Aetna, Inc.	33,600	$3,579,408
Amsurg Corp.(1)	55,600	3,420,512

		$6,999,920

Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	25,400	$2,405,380

		$2,405,380

Household Durables — 1.2%
Tempur-Pedic International, Inc.(1)	57,100	$3,296,954

		$3,296,954

Industrial Conglomerates — 2.9%
General Electric Co.	310,100	$7,693,581

		$7,693,581

Insurance — 4.1%
ACE, Ltd.	35,800	$3,991,342
Aflac, Inc.	68,300	4,371,883
Prudential PLC	108,000	2,680,068

		$11,043,293

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(1)	9,059	$3,370,854

		$3,370,854

Internet Software & Services — 4.2%
Facebook, Inc., Class A(1)	42,209	$3,470,213
Google, Inc., Class C(1)	12,786	7,006,728
Twitter, Inc.(1)	16,000	801,280

		$11,278,221

IT Services — 1.7%
Fiserv, Inc.(1)	36,044	$2,861,894
Visa, Inc., Class A	28,332	1,853,196

		$4,715,090

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	19,662	$2,641,393

		$2,641,393

2

Security	Shares	Value
Machinery — 0.8%
Trinity Industries, Inc.	58,000	$2,059,580

		$2,059,580

Media — 4.4%
CBS Corp., Class B	64,300	$3,898,509
Comcast Corp., Class A	73,443	4,147,326
Walt Disney Co. (The)	37,014	3,882,399

		$11,928,234

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	48,157	$912,575

		$912,575

Multi-Utilities — 1.4%
Sempra Energy	34,467	$3,757,592

		$3,757,592

Multiline Retail — 2.1%
Dollar General Corp.(1)	76,100	$5,736,418

		$5,736,418

Oil, Gas & Consumable Fuels — 6.8%
Anadarko Petroleum Corp.	39,147	$3,241,763
Devon Energy Corp.	39,118	2,359,207
Exxon Mobil Corp.	62,200	5,287,000
Occidental Petroleum Corp.	43,339	3,163,747
Phillips 66	53,500	4,205,100

		$18,256,817

Paper & Forest Products — 1.9%
International Paper Co.	92,559	$5,136,099

		$5,136,099

Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	39,600	$2,554,200
Eli Lilly & Co.	48,900	3,552,585
Merck & Co., Inc.	93,701	5,385,933
Teva Pharmaceutical Industries, Ltd. ADR	87,200	5,432,560

		$16,925,278

Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc.	21,783	$3,795,688
Public Storage	19,100	3,765,374

		$7,561,062

Semiconductors & Semiconductor Equipment — 1.9%
Cypress Semiconductor Corp.(1)	276,706	$3,904,322
NXP Semiconductors NV(1)	13,000	1,304,680

		$5,209,002

Software — 5.4%
Mentor Graphics Corp.	113,500	$2,727,405
Microsoft Corp.	152,059	6,181,959
Oracle Corp.	78,134	3,371,482
Tableau Software, Inc., Class A(1)	17,400	1,609,848
Workiva, Inc.(1)	45,000	648,000

		$14,538,694

Specialty Retail — 1.5%
Home Depot, Inc. (The)	35,901	$4,078,712

		$4,078,712

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	76,897	$9,568,294

		$9,568,294

3

Security	Shares	Value
Tobacco — 1.9%
Reynolds American, Inc.	72,990	$5,029,741

		$5,029,741

Trading Companies & Distributors — 1.2%
W.W. Grainger, Inc.	13,900	$3,277,759

		$3,277,759

Total Common Stocks — 99.3% (identified cost $224,636,539)		$268,067,422

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$6,352	$6,351,623

Total Short-Term Investments (identified cost $6,351,623)		$6,351,623

Total Investments — 101.6% (identified cost $230,988,162)		$274,419,045

Other Assets, Less Liabilities — (1.6)%		$(4,333,878)

Net Assets — 100.0%		$270,085,167

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $1,058.

The Portfolio did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$232,615,340

Gross unrealized appreciation	$44,836,351
Gross unrealized depreciation	(3,032,646)

Net unrealized appreciation	$41,803,705

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$33,446,740	$—		$—	$33,446,740
Consumer Staples	25,973,898	—		—	25,973,898
Energy	21,619,449	—		—	21,619,449
Financials	38,003,910	5,370,460		—	43,374,370
Health Care	40,305,429	—		—	40,305,429
Industrials	27,828,526	—		—	27,828,526
Information Technology	52,866,926	—		—	52,866,926
Materials	8,406,837	—		—	8,406,837
Telecommunication Services	5,982,706	—		—	5,982,706
Utilities	8,262,541	—		—	8,262,541
Total Common Stocks	$262,696,962	$5,370,460	*	$—	$268,067,422
Short-Term Investments	$—	$6,351,623		$—	$6,351,623
Total Investments	$262,696,962	$11,722,083		$—	$274,419,045

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Core Bond Fund

March 31, 2015 (Unaudited)

Eaton Vance Core Bond Fund (formerly, Eaton Vance Investment Grade Income Fund) (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Core Bond Portfolio (formerly, Investment Grade Income Portfolio) (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2015, the value of the Fund’s investment in the Portfolio was $70,583,223 and the Fund owned 30.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below. Effective May 1, 2015, the name of Eaton Vance Core Bond Fund was changed from Eaton Vance Investment Grade Income Fund.

Core Bond Portfolio

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 30.0%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.4%
CNH Industrial Capital, LLC, 3.875%, 11/1/15	$350	$353,500
Lorillard Tobacco Co., 7.00%, 8/4/41	444	577,668

		$931,168

Automotive — 1.2%
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	$820	$913,571
Ford Motor Co., 7.45%, 7/16/31	419	580,032
General Motors Co., 6.25%, 10/2/43	660	811,596
Nexteer Automotive Group, Ltd., 5.875%, 11/15/21(1)	600	618,000

		$2,923,199

Banks — 6.4%
Bank of America Corp., 3.30%, 1/11/23	$836	$847,767
Bank of America Corp., 4.20%, 8/26/24	650	673,249
Bank of America Corp., 5.65%, 5/1/18	727	806,888
Barclays PLC, 2.75%, 11/8/19	1,080	1,091,639
BPCE SA, 4.625%, 7/11/24(1)	475	488,340
Capital One Bank (USA), NA, 3.375%, 2/15/23	642	651,333
Citigroup, Inc., 3.875%, 10/25/23	59	62,392
Citigroup, Inc., 4.30%, 11/20/26	629	652,057
Citigroup, Inc., 4.50%, 1/14/22	653	721,987
Citigroup, Inc., 6.625%, 6/15/32	155	193,853
Citizens Bank NA, 2.45%, 12/4/19	700	709,386
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(1)(2)	500	492,750
Discover Bank, 4.25%, 3/13/26	700	745,435
Fifth Third Bancorp, 4.30%, 1/16/24	540	578,648
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	600	701,017
KeyBank NA, 1.65%, 2/1/18	485	487,210
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	213,807
Morgan Stanley, 4.35%, 9/8/26	579	607,766
Morgan Stanley, 4.875%, 11/1/22	1,020	1,115,780
PNC Bank NA, 4.20%, 11/1/25	800	874,202
Rabobank Nederland, 4.625%, 12/1/23	600	649,796
Standard Chartered PLC, 5.20%, 1/26/24(1)(3)	482	523,801
Wells Fargo & Co., 3.45%, 2/13/23	564	577,681
Wells Fargo & Co., 4.10%, 6/3/26	364	384,045

		$14,850,829

Beverages — 0.3%
Constellation Brands, Inc., 4.25%, 5/1/23	$625	$644,531

		$644,531

Biotechnology — 0.3%
Amgen, Inc., 2.20%, 5/22/19	$418	$423,646
Amgen, Inc., 5.15%, 11/15/41	191	220,844

		$644,490

Building Materials — 0.2%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$524,702

		$524,702

Chemicals — 0.4%
LYB International Finance BV, 4.00%, 7/15/23	$550	$584,451
Mosaic Co., 4.25%, 11/15/23	350	373,939

		$958,390

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 0.2%
Hillenbrand, Inc., 5.50%, 7/15/20	$400	$438,406

		$438,406

Computers — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	$178	$199,086

		$199,086

Consumer Services — 0.3%
Western Union Co. (The), 6.20%, 11/17/36	$652	$691,949

		$691,949

Diversified Financial Services — 2.4%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$592	$633,266
Ally Financial, Inc., 3.25%, 9/29/17	878	874,163
American Express Co., 3.625%, 12/5/24	650	668,875
General Electric Capital Corp., 5.30%, 2/11/21	1,009	1,166,417
General Motors Financial Co., Inc., 6.75%, 6/1/18	120	135,300
JPMorgan Chase & Co., 3.875%, 9/10/24	578	593,665
JPMorgan Chase & Co., 5.625%, 8/16/43	160	192,674
Navient Corp., 5.00%, 10/26/20	725	713,219
Synchrony Financial, 3.75%, 8/15/21	561	582,202

		$5,559,781

Diversified Manufacturing — 0.5%
Joy Global, Inc., 5.125%, 10/15/21	$502	$560,993
Tyco Electronics Group SA, 6.55%, 10/1/17	451	505,830

		$1,066,823

Educational Services — 0.3%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$669,309

		$669,309

Electric Utilities — 2.3%
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	$836	$907,060
E.CL SA, 4.50%, 1/29/25(1)	500	518,489
Enel Finance International NV, 6.00%, 10/7/39(1)	502	611,595
Exelon Generation Co., LLC, 5.20%, 10/1/19	552	619,538
Georgia Power Co., 4.30%, 3/15/42	628	682,585
ITC Holdings Corp., 4.05%, 7/1/23	310	329,760
Southaven Combined Cycle Generation (TVA), LLC, 3.846%, 8/15/33	466	502,824
Trans-Allegheny Interstate Line Co, 3.85%, 6/1/25(1)	620	648,968
Trimble Navigation, Ltd., 4.75%, 12/1/24	430	454,225

		$5,275,044

Electrical and Electronic Equipment — 0.3%
Ingram Micro, Inc., 4.95%, 12/15/24	$718	$745,181

		$745,181

Energy — 0.4%
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)	$344	$268,323
Total Capital International SA, 2.70%, 1/25/23	660	658,869

		$927,192

Financial Services — 0.4%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$370	$378,822
Janus Capital Group, Inc., 6.70%, 6/15/17	437	480,554

		$859,376

Foods — 0.1%
Gruma SAB de CV, 4.875%, 12/1/24(1)	$200	$211,750

		$211,750

Security	Principal Amount (000’s omitted)	Value
Health Services — 1.3%
Dignity Health, 3.812%, 11/1/24	$761	$799,838
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	585	637,942
Laboratory Corp. of America Holdings, 2.625%, 2/1/20	285	287,108
Tenet Healthcare Corp., 4.75%, 6/1/20	630	641,617
UnitedHealth Group, Inc., 2.875%, 12/15/21	652	669,937

		$3,036,442

Holding Company – Diversified — 0.2%
Hutchison Whampoa International 14, Ltd., 1.625%, 10/31/17(1)	$500	$498,162

		$498,162

Home Construction — 0.6%
MDC Holdings, Inc., 5.625%, 2/1/20	$380	$406,600
MDC Holdings, Inc., 6.00%, 1/15/43	512	436,480
Toll Brothers Finance Corp., 4.375%, 4/15/23(3)	655	664,825

		$1,507,905

Insurance — 1.3%
Aflac, Inc., 4.00%, 2/15/22	$260	$282,365
Aflac, Inc., 6.45%, 8/15/40	310	410,965
American International Group, Inc., 5.85%, 1/16/18	535	598,057
Genworth Financial, Inc., 7.625%, 9/24/21(3)	427	446,215
Principal Financial Group, Inc., 6.05%, 10/15/36	185	235,863
Prudential Financial, Inc., 6.00%, 12/1/17	310	346,209
Willis Group Holdings PLC, 4.125%, 3/15/16	265	271,940
XLIT, Ltd., 5.75%, 10/1/21	444	523,738

		$3,115,352

Internet Software & Services — 0.6%
Netflix, Inc., 5.75%, 3/1/24	$685	$701,269
Seagate HDD Cayman, 3.75%, 11/15/18	700	730,140

		$1,431,409

Lodging and Gaming — 0.3%
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18	$675	$696,938

		$696,938

Machinery — 0.3%
Timken Co. (The), 3.875%, 9/1/24(1)	$690	$703,919

		$703,919

Mining — 0.8%
Barrick Gold Corp., 3.85%, 4/1/22	$176	$172,363
Barrick International Barbados Corp., 6.35%, 10/15/36(1)	400	418,641
Glencore Canada Corp., 6.20%, 6/15/35	175	188,634
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)	500	471,266
Teck Resources, Ltd., 5.20%, 3/1/42	612	542,346

		$1,793,250

Miscellaneous Manufacturing — 0.4%
Bombardier, Inc., 5.50%, 9/15/18(1)(3)	$585	$585,000
Trinity Industries, Inc., 4.55%, 10/1/24	438	441,164

		$1,026,164

Oil and Gas-Equipment and Services — 2.6%
Anadarko Petroleum Corp., 6.95%, 6/15/19	$555	$655,385
Concho Resources, Inc., 5.50%, 10/1/22	615	622,687
Ecopetrol SA, 5.875%, 5/28/45	545	513,662
Empresa Nacional del Petroleo, 4.375%, 10/30/24(1)	500	509,819
Noble Energy, Inc., 3.90%, 11/15/24	549	559,613

Security	Principal Amount (000’s omitted)	Value
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)(3)	$500	$295,350
Petrobras Global Finance BV, 3.50%, 2/6/17	709	665,290
Petroleos Mexicanos, 6.50%, 6/2/41	177	201,338
Pioneer Natural Resources Co., 7.50%, 1/15/20	452	537,314
Rowan Cos., Inc., 4.75%, 1/15/24(3)	496	470,200
Rowan Cos., Inc., 5.40%, 12/1/42	200	164,588
Rowan Cos., Inc., 5.85%, 1/15/44	245	211,822
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(1)	680	674,050

		$6,081,118

Pharmaceuticals — 0.4%
Actavis Funding SCS, 3.00%, 3/12/20	$380	$389,735
Actavis Funding SCS, 4.55%, 3/15/35	447	467,474

		$857,209

Pipelines — 0.8%
DCP Midstream Operating LP, 4.95%, 4/1/22	$586	$571,976
Energy Transfer Partners LP, 4.90%, 2/1/24	502	538,862
Plains All America Pipeline LP/PAA Finance Corp., 2.60%, 12/15/19	650	653,768

		$1,764,606

Real Estate Investment Trusts (REITs) — 1.0%
CubeSmart LP, 4.80%, 7/15/22	$502	$555,357
DDR Corp., 4.625%, 7/15/22	538	579,771
Essex Portfolio LP, 3.25%, 5/1/23	700	700,274
Host Hotels & Resorts L.P., 4.75%, 3/1/23	510	550,553

		$2,385,955

Retail-Specialty and Apparel — 1.2%
AutoNation, Inc., 5.50%, 2/1/20	$719	$791,052
Family Tree Escrow, LLC, 5.25%, 3/1/20(1)	645	678,862
Gap, Inc. (The), 5.95%, 4/12/21	853	979,951
Ross Stores, Inc., 3.375%, 9/15/24(3)	300	307,908

		$2,757,773

Software — 0.3%
Oracle Corp., 4.50%, 7/8/44	$620	$692,851

		$692,851

Technology — 0.2%
KLA-Tencor Corp., 4.65%, 11/1/24	$361	$379,851

		$379,851

Telecommunications — 1.2%
Axtel SAB de CV, 9.00%, 1/31/20(1)	$600	$539,220
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	635	660,559
Oi SA, 5.75%, 2/10/22(1)(3)	750	621,375
Telecom Italia Capital SA, 7.721%, 6/4/38	470	551,075
Verizon Communications, Inc., 6.55%, 9/15/43	310	403,119

		$2,775,348

Total Corporate Bonds & Notes (identified cost $67,459,604)		$69,625,458

Agency Mortgage-Backed Securities — 22.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$892	$940,482
Gold Pool #C09031, 2.50%, 2/1/43	697	689,322

Security	Principal Amount (000’s omitted)	Value
Gold Pool #C09032, 3.50%, 2/1/43	$1,007	$1,056,826
Gold Pool #G08596, 4.50%, 7/1/44	1,636	1,785,047
Gold Pool #G18176, 5.00%, 4/1/22	128	138,767
Gold Pool #G18472, 2.50%, 7/1/28	233	239,892
Gold Pool #G18514, 3.00%, 6/1/29	90	94,364
Pool #A97620, 4.50%, 3/1/41	847	925,794
Pool #C03490, 4.50%, 8/1/40	1,481	1,617,470
Pool #C03517, 4.50%, 9/1/40	739	807,525
Pool #C09013, 3.00%, 9/1/42	987	1,010,122
Pool #E03124, 3.00%, 4/1/27	1,525	1,602,838
Pool #G04913, 5.00%, 3/1/38	1,762	1,959,710
Pool #G05958, 5.00%, 8/1/40	398	442,727
Pool #G06091, 5.50%, 5/1/40	353	396,430
Pool #G07527, 3.00%, 10/1/43	531	543,051
Pool #G07589, 5.50%, 6/1/41	1,757	1,973,007
Pool #G08348, 5.00%, 6/1/39	337	374,121
Pool #G18309, 4.50%, 5/1/24	276	295,926
Pool #G18441, 2.50%, 8/1/27	345	355,644
Pool #G18544, 2.50%, 3/1/30	906	930,008
Pool #Q00285, 4.50%, 4/1/41	1,062	1,161,858

		$19,340,931

Federal National Mortgage Association:
30-Year, 3.50%, TBA(4)	$6,900	$7,249,852
30-Year, 4.00%, TBA(4)	7,000	7,485,744
Pool #735415, 6.50%, 12/1/32	458	535,848
Pool #889982, 5.50%, 11/1/38	142	160,394
Pool #890397, 3.50%, 12/1/26	107	113,455
Pool #890427, 3.50%, 4/1/42	1,827	1,928,673
Pool #929009, 6.00%, 1/1/38	426	486,152
Pool #995203, 5.00%, 7/1/35	48	53,384
Pool #AB1776, 3.50%, 11/1/25	865	921,381
Pool #AB4827, 3.50%, 4/1/42	543	571,508
Pool #AC8540, 4.50%, 12/1/24	212	227,358
Pool #AE0481, 5.00%, 9/1/40	707	787,275
Pool #AE0949, 4.00%, 2/1/41	585	627,504
Pool #AE0971, 4.00%, 5/1/25	133	141,671
Pool #AE7535, 4.00%, 10/1/40	515	551,952
Pool #AE7758, 3.50%, 11/1/25	331	351,880
Pool #AE9757, 4.00%, 12/1/40	114	121,885
Pool #AH0944, 4.00%, 12/1/40	1,314	1,416,035
Pool #AH1559, 4.00%, 12/1/40	224	240,081
Pool #AH3804, 4.00%, 2/1/41	1,041	1,116,826
Pool #AH6827, 4.00%, 3/1/26	570	610,678
Pool #AH9055, 4.50%, 4/1/41	817	894,146
Pool #AK3264, 3.00%, 2/1/27	387	407,063
Pool #AK6759, 3.50%, 3/1/42	1,749	1,842,969
Pool #AL2551, 3.50%, 10/1/42	410	434,084
Pool #MA1003, 3.50%, 3/1/42	1,039	1,094,847
Pool #MA1060, 2.50%, 5/1/27	1,218	1,256,859
Pool #MA1438, 2.50%, 5/1/28	1,224	1,261,760

		$32,891,264

Government National Mortgage Association
Pool #781412, 6.50%, 2/15/17	$41	$42,663

		$42,663

Total Agency Mortgage-Backed Securities (identified cost $51,275,090)		$52,274,858

Collateralized Mortgage Obligations — 0.4%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, Series 2005-58, Class MA,
5.50%, 7/25/35	$831	$936,443

Total Collateralized Mortgage Obligations (identified cost $924,479)		$936,443

Commercial Mortgage-Backed Securities — 6.9%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A,
2.40%, 11/15/25(1)	$72	$71,911
BACM, Series 2006-3, Class A4,
5.889%, 7/10/44(6)	413	431,171
BACM, Series 2006-5, Class AM,
5.448%, 9/10/47	130	136,577
BSCMS, Series 2005-PW10, Class A4,
5.405%, 12/11/40(6)	39	39,157
BSCMS, Series 2006-PW14, Class A4,
5.201%, 12/11/38	400	421,373
CDCMT, Series 2006-CD3, Class A5,
5.617%, 10/15/48	504	526,763
CGCMT, Series 2012-GC8, Class A2,
1.813%, 9/10/45	400	404,482
COMM, Series 2006-C7, Class AM,
5.776%, 6/10/46(6)	400	419,923
COMM, Series 2006-C8, Class A4,
5.306%, 12/10/46	483	508,719
COMM, Series 2012-CR2, Class AM,
3.791%, 8/15/45	165	177,613
COMM, Series 2013-CR11, Class C,
5.171%, 10/10/46(1)(6)	500	559,074
COMM, Series 2014-CR20, Class D,
3.222%, 11/10/47(1)	700	591,338
COMM, Series 2014-LC17, Class D,
3.687%, 10/10/47(1)	325	285,937
COMM, Series 2014-UBS2, Class A2,
2.82%, 3/10/47	670	693,686
COMM, Series 2015-LC19, Class C,
4.264%, 2/10/48(6)	700	727,527
CSMC, Series 2006-C4, Class A3,
5.467%, 9/15/39	371	387,535
DBUBS, Series 2011-LC1A, Class A1,
3.742%, 11/10/46(1)	531	540,275
ESA, Series 2013-ESH7, Class D7,
5.053%, 12/5/31(1)(6)	750	782,076
HILT, Series 2013-HLT, Class DFX,
4.407%, 11/5/30(1)	300	309,543
JPMBB, Series 2014-C22, Class D,
4.562%, 9/15/47(1)(6)	500	477,543
JPMBB, Series 2014-C23, Class D,
3.961%, 9/15/47(1)(6)	250	229,707
JPMCC, Series 2006-CB16, Class A4,
5.552%, 5/12/45	407	422,652
JPMCC, Series 2006-LDP7, Class A4,
5.841%, 4/15/45(6)	225	232,639

Security	Principal Amount (000’s omitted)	Value
JPMCC, Series 2006-LDP8, Class A4,
5.399%, 5/15/45	$362	$377,432
JPMCC, Series 2011-C3, Class A2,
3.673%, 2/15/46(1)	451	463,626
JPMCC, Series 2013-LC11, Class AS,
3.216%, 4/15/46	220	226,515
MLCFC, Series 2006-4, Class A3,
5.172%, 12/12/49	282	296,428
Motel 6, Series 2015-MTL6, Class D,
4.532%, 2/5/30(1)	1,000	1,014,445
MSC, Series 2006-IQ12, Class A4,
5.332%, 12/15/43	462	486,006
MSC, Series 2007-IQ15, Class A4,
5.909%, 6/11/49(6)	883	959,886
NCUA Guaranteed Notes, Series 2010-C1, Class A1,
1.60%, 10/29/20	211	211,884
NCUA Guaranteed Notes, Series 2010-R1, Class 2A,
1.84%, 10/7/20	48	48,084
NCUA Guaranteed Notes, Series 2010-R3, Class 3A,
2.40%, 12/8/20	188	190,936
UBSCM, Series 2012-C1, Class D,
5.543%, 5/10/45(1)(6)	850	897,976
WBCMT, Series 2006-C28, Class AM,
5.603%, 10/15/48(6)	260	275,670
WBCMT, Series 2006-C29, Class A4,
5.308%, 11/15/48	486	510,539
WFCM, Series 2010-C1, Class C,
5.584%, 11/15/43(1)(6)	500	563,964
WF-RBS, Series 2013-C13, Class AS,
3.345%, 5/15/45	80	83,218

Total Commercial Mortgage-Backed Securities (identified cost $15,694,375)		$15,983,830

Asset-Backed Securities — 12.1%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.8%
CNH, Series 2014-C, Class A2,
0.63%, 12/15/17	$2,000	$2,000,490

		$2,000,490

Automotive — 6.7%
AESOP, Series 2010-3A, Class B,
6.74%, 5/20/16(1)	$283	$284,648
AESOP, Series 2013-2A, Class B,
3.66%, 2/20/20(1)	450	452,150
AESOP, Series 2014-1A, Class A,
2.46%, 7/20/20(1)	920	932,235
AESOP, Series 2014-1A, Class B,
2.96%, 7/20/20(1)	265	257,838
AMCAR, Series 2013-5, Class B,
1.52%, 1/8/19	353	354,159
BMWOT, Series 2014-A, Class A2,
0.53%, 4/25/17	1,000	1,000,215
CARMX, Series 2013-1, Class A3,
0.60%, 10/16/17	160	159,987

Security	Principal Amount (000’s omitted)	Value
CRART, Series 2013-2, Class A2,
1.23%, 3/15/19	$421	$422,374
EFF, Series 2014-1, Class A3,
1.38%, 9/20/19(1)	500	500,982
FITAT, Series 2014-1, Class A4,
1.14%, 10/15/20	365	365,495
FORDF, Series 2014-1, Class B,
1.40%, 2/15/19	740	743,094
FORDR, Series 2014-1, Class A,
2.26%, 11/15/25(1)	475	484,246
GMALT, Series 2014-2A, Class A2,
0.73%, 2/20/17(1)	1,904	1,903,449
HAROT, Series 2014-2, Class A4,
1.18%, 5/18/20	570	570,443
MBALT, Series 2013-B, Class A3,
0.62%, 7/15/16	891	891,506
NALT, Series 2014-B, Class A2A,
0.73%, 4/17/17	1,000	1,000,749
SDART, Series 2013-5, Class B,
1.55%, 10/15/18	885	888,972
SDART, Series 2014-4, Class A2A,
0.67%, 1/16/18	1,808	1,806,546
SDART, Series 2015-1, Class B,
1.97%, 11/15/19	1,000	1,005,548
TAOT, Series 2014-C, Class A2,
0.51%, 2/15/17	1,000	1,000,019
VWMT, Series 2014-1A, Class A2,
1.40%, 7/22/19(1)	455	457,114

		$15,481,769

Lodging and Gaming — 0.3%
DROT, Series 2013-2, Class A,
2.27%, 5/20/26(1)	$235	$236,481
HGVT, Series 2014-AA, Class A,
1.77%, 11/25/26(1)	294	292,064
MVW Owner Trust, Series 2013-1A, Class A,
2.15%, 4/22/30(1)	132	132,418

		$660,963

Other — 2.9%
CHAIT, Series 2012-A8, Class A8,
0.54%, 10/16/17	$2,000	$2,000,226
DNKN, Series 2015-1A, Class A2I,
3.262%, 2/20/45(1)	530	535,587
GALC, Series 2014-1, Class A4,
1.47%, 8/15/20(1)	455	455,916
GEEMT, Series 2014-1, Class A2,
0.64%, 4/24/17	1,500	1,500,071
GEET, Series 2014-1, Class A4,
1.48%, 8/23/22	375	376,590
SCFT, Series 2014-AA, Class A,
2.70%, 5/25/23(1)	827	830,467
SRFC, Series 2014-1A, Class B,
2.42%, 3/20/30(1)	250	250,505
SRFC, Series 2015-1A, Class B,
3.05%, 3/22/32(1)	850	849,986

		$6,799,348

Security	Principal Amount (000’s omitted)	Value
Single Family Home Rental — 1.4%
AH4R, Series 2014-SFR1, Class C,
2.00%, 6/17/31(1)(7)	$550	$547,476
ARP, Series 2014-SFR1, Class C,
2.527%, 9/17/31(1)(7)	850	860,286
CAH, Series 2014-1A, Class C,
2.027%, 5/17/31(1)(7)	915	914,835
Invitation Homes Trust, Series 2013-SFR1, Class D,
2.40%, 12/17/30(1)(7)	350	350,374
Invitation Homes Trust, Series 2014-SFR1, Class D,
2.777%, 6/17/31(1)(7)	610	618,743

		$3,291,714

Total Asset-Backed Securities (identified cost $28,154,891)		$28,234,284

Foreign Government Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$538,687

		$538,687

Mexico — 0.2%
Government of Mexico, 3.60%, 1/30/25	$500	$515,625

		$515,625

Total Foreign Government Bonds (identified cost $1,007,803)		$1,054,312

Foreign Government Agency Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Sweden — 0.3%
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(2)	$600	$600,258

Total Foreign Government Agency Bonds (identified cost $597,132)		$600,258

U.S. Treasury Obligations — 31.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$2,605	$3,187,666
U.S. Treasury Bond, 3.875%, 8/15/40	419	527,678
U.S. Treasury Bond, 4.50%, 2/15/36	1,556	2,120,535
U.S. Treasury Bond, 5.375%, 2/15/31	1,509	2,142,662
U.S. Treasury Bond, 6.375%, 8/15/27	195	286,559
U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/20(8)	6,302	6,819,630
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(8)	5,239	6,361,499
U.S. Treasury Note, 1.50%, 5/31/19	6,500	6,569,569

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.75%, 2/28/22	$2,500	$2,507,423
U.S. Treasury Note, 2.00%, 4/30/16	6,440	6,555,720
U.S. Treasury Note, 2.625%, 8/15/20	10,213	10,823,390
U.S. Treasury Note, 3.50%, 2/15/18	23,282	25,028,150

Total U.S. Treasury Obligations (identified cost $72,051,709)		$72,930,481

Preferred Securities — 0.4%

Security	Shares	Value
Diversified Financial Services — 0.1%
PPTT, 2006-A GS, Class A, 5.991%(1)(7)	1.30	$226,677

		$226,677

Insurance — 0.3%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(9)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $2,278,613)		$1,026,802

Interest Rate Swaptions Purchased — 0.2%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.30%	Bank of America, N.A.	2/8/16	$5,000	$133,140
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.33%	Wells Fargo Bank, N.A.	1/11/16	8,900	207,317
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.50%	Wells Fargo Bank, N.A.	2/8/16	2,000	135,028
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.60%	Wells Fargo Bank, N.A.	1/11/16	1,500	80,781

Total Interest Rate Swaptions Purchased (identified cost $687,335)				$556,266

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(5)(10)	$3,131	$3,130,540
Eaton Vance Cash Reserves Fund, LLC, 0.18%(5)	3,123	3,122,991

Total Short-Term Investments (identified cost $6,253,531)		$6,253,531

Total Investments — 107.4% (identified cost $246,384,562)		$249,476,523

Other Assets, Less Liabilities — (7.4)%		$(17,105,887)

Net Assets — 100.0%		$232,370,636

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

AH4R	-	American Homes 4 Rent

AMCAR	-	AmeriCredit Automobile Receivables Trust

ARP	-	American Residential Properties Trust

BACM	-	Banc of America Commercial Mortgage Trust

BMWOT	-	BMW Vehicle Owner Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CAH	-	Colony American Homes

CARMX	-	CarMax Auto Owner Trust

CDCMT	-	CD Commercial Mortgage Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

CHAIT	-	Chase Issuance Trust

CNH	-	CNH Equipment Trust

COMM	-	Commercial Mortgage Trust

CRART	-	California Republic Auto Receivables Trust

CSMC	-	Credit Suisse Commercial Mortgage Trust

DBUBS	-	DBUBS Mortgage Trust

DNKN	-	DB Master Finance LLC

DROT	-	Diamond Resorts Owner Trust

EFF	-	Enterprise Fleet Financing LLC

ESA	-	Extended Stay America Trust

FITAT	-	Fifth Third Auto Trust

FORDF	-	Ford Credit Floorplan Master Owner Trust

FORDR	-	Ford Credit Auto Owner Trust

GALC	-	Great America Leasing Receivables

GEEMT	-	GE Equipment Midticket LLC

GEET	-	GE Equipment Transportation LLC

GMALT	-	GM Financial Automobile Leasing Trust

HAROT	-	Honda Auto Receivables Owner Trust

HGVT	-	Hilton Grand Vacations Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MBALT	-	Mercedes-Benz Auto Lease Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

NALT	-	Nissan Auto Lease Trust

NCUA	-	National Credit Union Administration

PPTT	-	Preferred Pass-Through Trust

SCFT	-	SpringCastle Funding Trust

SDART	-	Santander Drive Auto Receivables Trust

SRFC	-	Sierra Receivables Funding Co., LLC

TAOT	-	Toyota Auto Receivables Owner Trust

UBSCM	-	UBS Commercial Mortgage Trust

VWMT	-	Volkswagen Credit Auto Master Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $32,602,341 or 14.0% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at March 31, 2015.

(4)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $647 and $1,884, respectively.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2015.

(7)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2015.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	Non-income producing security.

(10)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2015, the Portfolio loaned securities having a market value of $3,062,642 and received $3,130,540 of cash collateral for the loans.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$247,396,389

Gross unrealized appreciation	$4,623,904
Gross unrealized depreciation	(2,543,770)

Net unrealized appreciation	$2,080,134

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into financial futures contracts and interest rate swaptions.

At March 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $556,266.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$69,625,458	$—	$69,625,458
Agency Mortgage-Backed Securities	—	52,274,858	—	52,274,858
Collateralized Mortgage Obligations	—	936,443	—	936,443
Commercial Mortgage-Backed Securities	—	15,983,830	—	15,983,830
Asset-Backed Securities	—	28,234,284	—	28,234,284
Foreign Government Bonds	—	1,054,312	—	1,054,312
Foreign Government Agency Bonds	—	600,258	—	600,258
U.S. Treasury Obligations	—	72,930,481	—	72,930,481
Preferred Securities	—	1,026,802	—	1,026,802
Interest Rate Swaptions Purchased	—	556,266	—	556,266
Short-Term Investments	—	6,253,531	—	6,253,531
Total Investments	$—	$249,476,523	$—	$249,476,523

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective May 1, 2015, the name of Core Bond Portfolio was changed from Investment Grade Income Portfolio.

Eaton Vance

Commodity Strategy Fund

March 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 4.5%

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 0.1%
Rent-A-Center, Inc., 4.75%, 5/1/21	$225	$192,375

		$192,375

Diversified Financial Services — 3.8%
Armor Re, Ltd., 4.01%, 12/15/16(1)(2)(3)	$8,400	$8,369,970
Golden State Re, Ltd., 2.205%, 7/8/19(1)(2)(3)	3,500	3,498,775
Residential Re 2011, Ltd., 8.755%, 6/6/16(1)(2)(3)	750	760,275

		$12,629,020

Real Estate Investment Trusts (REITs) — 0.0%(4)
Geo Group, Inc. (The), 5.125%, 4/1/23	$25	$25,625

		$25,625

Telecommunications — 0.6%
Frontier Communications Corp., 8.50%, 4/15/20	$5	$5,638
HC2 Holdings, Inc., 11.00%, 12/1/19(1)	1,750	1,789,375
NeuStar, Inc., 4.50%, 1/15/23	225	194,625

		$1,989,638

Trucking & Leasing — 0.0%(4)
Flexi-Van Leasing, Inc., 7.875%, 8/15/18(1)	$25	$25,500

		$25,500

Total Corporate Bonds (identified cost $14,891,671)		$14,862,158

Foreign Corporate Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Luxembourg — 0.0%(4)
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	$25	$24,250

Total Luxembourg		$24,250

Netherlands — 0.1%
Comfeed Finance BV, 6.00%, 5/2/18(1)	$250	$229,651

Total Netherlands		$229,651

Peru — 0.2%
Camposol SA, 9.875%, 2/2/17(5)	$700	$691,250

Total Peru		$691,250

Total Foreign Corporate Bonds (identified cost $973,004)		$945,151

1

U.S. Treasury Obligations — 86.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(6)	$46,594	$47,085,225
0.50%, 4/15/15(6)	15,100	15,138,010

		$62,223,235

U.S. Treasury Notes:
0.25%, 5/15/15(7)	$30,000	$30,004,680
0.25%, 7/15/15(7)	42,350	42,366,559
0.25%, 8/15/15(7)	50,000	50,023,450
0.25%, 9/15/15(7)	37,000	37,017,353
0.25%, 10/15/15(7)	10,000	10,004,690
0.25%, 11/30/15	13,000	13,003,042
0.25%, 2/29/16	2,000	1,999,844
0.375%, 4/15/15	20,000	20,000,780
0.375%, 6/15/15(7)	14,525	14,534,078
1.375%, 7/31/18	4,000	4,046,564

		$223,001,040

Total U.S. Treasury Obligations (identified cost $285,256,548)		$285,224,275

Common Stocks — 4.5%

Security	Shares	Value
Aerospace & Defense — 0.0%(4)
L-3 Communications Holdings, Inc.	505	$63,524

		$63,524

Air Freight & Logistics — 0.0%(4)
FedEx Corp.	385	$63,698

		$63,698

Airlines — 0.5%
American Airlines Group, Inc.	12,151	$641,330
Delta Air Lines, Inc.	8,645	388,679
United Continental Holdings, Inc.(8)	6,412	431,207

		$1,461,216

Automobiles — 0.4%
General Motors Co.	33,313	$1,249,237

		$1,249,237

Banks — 0.3%
Citigroup, Inc.	16,514	$850,801

		$850,801

Capital Markets — 0.0%(4)
Goldman Sachs Group, Inc. (The)	335	$62,970

		$62,970

Communications Equipment — 0.0%(4)
Cisco Systems, Inc.	2,315	$63,720

		$63,720

Consumer Finance — 0.1%
Capital One Financial Corp.	810	$63,844
Discover Financial Services	1,135	63,957
Navient Corp.	3,165	64,345

		$192,146

2

Security	Shares	Value
Diversified Consumer Services — 0.1%
Chegg, Inc.(8)	40,781	$324,209

		$324,209

Diversified Telecommunication Services — 0.8%
HC2 Holdings, Inc.(8)	243,642	$2,667,880

		$2,667,880

Electric Utilities — 0.0%(4)
PPL Corp.	1,905	$64,122

		$64,122

Electronic Equipment, Instruments & Components — 0.0%(4)
Corning, Inc.	2,810	$63,731

		$63,731

Food & Staples Retailing — 0.0%(4)
Wal-Mart Stores, Inc.	775	$63,744

		$63,744

Gas Utilities — 0.0%(4)
AGL Resources, Inc.	1,290	$64,048

		$64,048

Health Care Equipment & Supplies — 0.0%(4)
Baxter International, Inc.	935	$64,047

		$64,047

Health Care Providers & Services — 0.0%(4)
Cigna Corp.	490	$63,426

		$63,426

Household Products — 0.0%(4)
Kimberly-Clark Corp.	595	$63,730

		$63,730

Industrial Conglomerates — 0.0%(4)
General Electric Co.	2,570	$63,762

		$63,762

Insurance — 0.4%
Assurant, Inc.	18,873	$1,158,991

		$1,158,991

Leisure Products — 0.1%
Summer Infant, Inc.(8)	165,031	$445,584

		$445,584

Machinery — 0.1%
Caterpillar, Inc.	3,637	$291,069
Stanley Black & Decker, Inc.	670	63,891

		$354,960

Media — 0.0%(4)
DIRECTV(8)	745	$63,400

		$63,400

Multi-Utilities — 0.0%(4)
DTE Energy Co.	795	$64,149

		$64,149

Personal Products — 0.9%
Revlon, Inc., Class A(8)	72,940	$3,005,128

		$3,005,128

3

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.1%
Host Hotels & Resorts, Inc.	3,155	$63,668
Weyerhaeuser Co.	1,920	63,648

		$127,316

Real Estate Management & Development — 0.0%(4)
CBRE Group, Inc., Class A(8)	1,655	$64,065

		$64,065

Road & Rail — 0.3%
Hertz Global Holdings, Inc.(8)	46,301	$1,003,806

		$1,003,806

Semiconductors & Semiconductor Equipment — 0.0%(4)
Micron Technology, Inc.(8)	2,350	$63,756

		$63,756

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	4,780	$594,775
EMC Corp.	2,505	64,028
Hewlett-Packard Co.	2,045	63,722
Western Digital Corp.	700	63,707

		$786,232

Wireless Telecommunication Services — 0.1%
Sprint Corp.(8)	61,470	$291,368

		$291,368

Total Common Stocks (identified cost $11,454,324)		$14,938,766

Short-Term Investments — 6.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(9)	$20,565	$20,564,926

Total Short-Term Investments (identified cost $20,564,926)		$20,564,926

Total Investments — 102.1% (identified cost $333,140,473)		$336,535,276

Other Assets, Less Liabilities — (2.1)%		$(7,043,417)

Net Assets — 100.0%		$329,491,859

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $14,673,546 or 4.5% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2015.

(3)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(4)	Amount is less than 0.05%.

4

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2015, the aggregate value of these securities is $691,250 or 0.2% of the Fund’s net assets.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open futures and/or swap contracts.

(8)	Non-income producing security.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $9,737.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2015 were $71,222,556 or 21.6% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at March 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/3/15	United States Dollar 511,990	New Turkish Lira 1,300,000	Bank of America, N.A.	$—	$(12,048)	$(12,048)
4/6/15	Canadian Dollar 1,000,000	United States Dollar 797,324	Bank of America, N.A.	7,809	—	7,809
4/6/15	Indian Rupee 31,000,000	United States Dollar 494,967	Bank of America, N.A.	—	(389)	(389)
4/6/15	Israeli Shekel 2,000,000	United States Dollar 499,494	Bank of America, N.A.	—	(3,111)	(3,111)
4/6/15	Japanese Yen 30,000,000	United States Dollar 249,968	Bank of America, N.A.	—	(182)	(182)
4/6/15	Mexican Peso 3,700,000	United States Dollar 245,896	Bank of America, N.A.	3,329	—	3,329
4/6/15	Singapore Dollar 1,000,000	United States Dollar 731,192	Bank of America, N.A.	2,585	—	2,585
4/6/15	United States Dollar 498,232	Indian Rupee 31,000,000	Bank of America, N.A.	—	(2,876)	(2,876)
4/6/15	United States Dollar 2,742,857	Indonesian Rupiah 36,000,000,000	Bank of America, N.A.	7,071	—	7,071
4/6/15	United States Dollar 241,664	Mexican Peso 3,700,000	Bank of America, N.A.	903	—	903
4/7/15	Australian Dollar 320,000	United States Dollar 248,237	Bank of America, N.A.	4,585	—	4,585
4/7/15	British Pound Sterling 490,000	United States Dollar 752,645	Bank of America, N.A.	25,803	—	25,803
4/7/15	Czech Koruna 12,000,000	United States Dollar 487,993	Bank of America, N.A.	19,882	—	19,882
4/7/15	Euro 680,000	United States Dollar 760,959	Bank of America, N.A.	29,740	—	29,740
4/7/15	Mexican Peso 3,700,000	United States Dollar 241,647	Bank of America, N.A.	—	(904)	(904)

5

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/7/15	New Taiwan Dollar 16,000,000	United States Dollar 508,421	Bank of America, N.A.	$—	$(3,061)	$(3,061)
4/7/15	Swedish Krona 4,200,000	United States Dollar 503,001	Bank of America, N.A.	15,288	—	15,288
4/7/15	United States Dollar 2,264,090	Yuan Renminbi 14,000,000	Bank of America, N.A.	—	(3,481)	(3,481)
6/17/15	Euro 3,000,000	United States Dollar 3,220,170	Bank of America, N.A.	—	(8,926)	(8,926)
6/17/15	Euro 5,000,000	United States Dollar 5,669,125	Barclays Bank PLC	287,299	—	287,299
6/17/15	Euro 3,500,000	United States Dollar 3,925,933	Barclays Bank PLC	158,654	—	158,654
6/17/15	Euro 4,000,000	United States Dollar 4,433,680	Barclays Bank PLC	128,219	—	128,219
6/17/15	Euro 1,500,000	United States Dollar 1,591,010	Barclays Bank PLC	—	(23,538)	(23,538)
6/17/15	Euro 3,000,000	United States Dollar 3,186,222	Barclays Bank PLC	—	(42,874)	(42,874)
6/17/15	Hungarian Forint 464,580,000	Euro 1,500,000	Barclays Bank PLC	—	(45,361)	(45,361)
6/17/15	Mexican Peso 14,000,000	United States Dollar 902,515	JPMorgan Chase Bank, N.A.	—	(10,903)	(10,903)
6/17/15	New Zealand Dollar 4,500,000	United States Dollar 3,326,445	Bank of America, N.A.	—	(13,133)	(13,133)
6/17/15	South African Rand 22,000,000	United States Dollar 1,792,158	JPMorgan Chase Bank, N.A.	934	—	934
6/17/15	United States Dollar 3,718,470	Euro 3,500,000	Barclays Bank PLC	48,808	—	48,808
6/17/15	United States Dollar 3,196,602	Euro 3,000,000	Barclays Bank PLC	32,494	—	32,494
6/17/15	United States Dollar 4,365,520	Euro 4,000,000	Barclays Bank PLC	—	(60,059)	(60,059)
6/17/15	United States Dollar 5,719,325	Euro 5,000,000	Barclays Bank PLC	—	(337,499)	(337,499)
8/24/15	Yuan Renminbi 62,250,000	United States Dollar 10,000,000	Barclays Bank PLC	—	(11,367)	(11,367)
9/16/15	Euro 9,000,000	United States Dollar 9,573,885	JPMorgan Chase Bank, N.A.	—	(128,021)	(128,021)
9/16/15	Japanese Yen 440,000,000	United States Dollar 3,640,937	JPMorgan Chase Bank, N.A.	—	(37,175)	(37,175)

				$773,403	$(744,908)	$28,495

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures

5/15	31 High Grade Copper	Short	$(2,076,117)	$(2,123,500)	$(47,383)
5/15	10 Natural Gas	Short	(274,565)	(264,000)	10,565
6/15	38 Gold	Long	4,909,732	4,496,160	(413,572)
6/15	93 WTI Crude Oil	Short	(5,117,247)	(4,722,540)	394,707
7/15	40 Wheat	Short	(1,049,847)	(1,028,000)	21,847
6/16	82 WTI Crude Oil	Long	5,120,214	4,729,760	(390,454)

6

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures

6/15	123 S&P 500 E-Mini Index	Short	$(12,572,491)	$(12,673,920)	$(101,429)
Foreign Currency Futures

6/15	42 British Pound Sterling	Short	(3,861,748)	(3,894,713)	(32,965)
Interest Rate Futures

6/15	19 Australia 10-Year Bond	Short	(1,896,129)	(1,919,986)	(23,857)
6/15	22 Euro-BTP	Long	3,315,618	3,325,491	9,873
6/15	23 Euro-Bund	Long	3,869,659	3,926,255	56,596
6/15	2 Japan 10-Year Bond	Short	(2,453,812)	(2,454,996)	(1,184)
6/15	8 Mini Japan 10-Year Bond	Short	(981,719)	(981,332)	387
6/15	18 U.S. 10-Year Treasury Note	Long	2,298,433	2,320,313	21,880
6/15	45 U.S. Long Treasury Bond	Short	(7,285,676)	(7,374,375)	(88,699)
6/15	15 U.S. Ultra-Long Treasury Bond	Short	(2,541,527)	(2,548,125)	(6,598)
6/15	11 U.K. Long Gilt	Long	1,946,394	1,970,326	23,932
3/16	1 3-Month Canadian Bankers’ Acceptance	Long	195,534	195,808	274
3/16	1 3-Month Euribor	Long	268,785	268,839	54
3/16	23 3-Month Euro Swiss Franc	Long	5,963,063	5,964,190	1,127
3/16	4 90-Day Sterling	Long	735,140	736,063	923
3/16	1 ASX 90-day Bank Accepted Bill	Long	757,822	758,247	425
3/16	25 CME 90-Day Eurodollar	Long	6,196,188	6,197,500	1,312

					$(562,239)

Australia 10-Year Bond: Australian Commonwealth Government Treasury Bonds having a term to maturity of 10 years.

Euribor: Euro Interbank Offer Rate

Euro-BTP: Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

ASX: Australian Stock Exchange

CME: Chicago Mercantile Exchange

WTI: West Texas Intermediate

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
France	Citibank, N.A.	$4,000	0.25	%(1)	9/20/16	$(10,481)	$(54,869)	$(65,350)
France	Credit Suisse International	5,000	0.25	(1)	6/20/16	(12,102)	(29,091)	(41,193)
Markit CDX North America High Yield Index	Credit Suisse International	2,425	5.00	(1)	6/20/18	(217,850)	60,452	(157,398)

7

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
Markit CDX North America High Yield Index	JPMorgan Chase Bank, N.A.	$2,910	5.00	%(1)	6/20/18	$(261,419)	$118,251	$(143,168)

						$(501,852)	$94,743	$(407,109)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$5,700,000	Receives	Excess Return on Barclays Atlantic Dynamic HYIGS Index	Pays	0.80%	2/2/16	$104,244
Barclays Bank PLC	19,000,000	Receives	Excess Return on Barclays ComBATS Curve Switcher Index	Pays	0.80	5/26/15	60,165
Barclays Bank PLC	4,400,000	Receives	Excess Return on Barclays Commodity Liquidity Timing Index 4X	Pays	2.20	5/26/15	(1,210)
Barclays Bank PLC	4,400,000	Receives	Excess Return on Barclays Commodity Strategy 1624 Index	Pays	0.80	5/26/15	28,549
Barclays Bank PLC	5,000,000	Receives	Excess Return on Barclays Dualis Index	Pays	0.95	5/26/15	(70,601)
Barclays Bank PLC	4,900,000	Receives	Excess Return on Barclays TrendSTAR+ Index	Pays	0.65	1/7/16	(31,073)
Barclays Bank PLC	23,600,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.13	5/26/15	(514,804)
Citibank, N.A.	87,500,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.14	5/27/15	(1,908,866)
Citibank, N.A.	4,700,000	Receives	Excess Return on Citi Commodities Congestion Dynamic Alpha 4x Leveraged Total Return Index	Pays	0.80	5/27/15	16,173
Citibank, N.A.	1,000,000	Receives	Excess Return on Citi Commodities Term Structure Alpha II BCOM Index	Pays	0.45	5/27/15	1,155
Credit Suisse International	86,900,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.14	5/26/15	(1,895,776)

8

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	$5,200,000	Receives	Excess Return on Credit Suisse Commodity Backwardation RV Index	Pays	0.50%	5/26/15	$27,905
Credit Suisse International	1,200,000	Receives	Excess Return on Credit Suisse Commodity Backwardation 01E RV1 Index	Pays	0.47	5/26/15	7,902
Credit Suisse International	3,000,000	Receives	Excess Return on Credit Suisse Custom 12 Alpha Index (1)	Pays	0.68	5/26/15	6,526
Credit Suisse International	900,000	Receives	Excess Return on Credit Suisse Multi-Asset Futures - Milling Wheat Index	Pays	0.30	4/6/15	(11,661)
Credit Suisse International	900,000	Pays	Excess Return on Credit Suisse Multi-Asset Futures - Gasoil Index	Receives	0.00	4/6/15	68,222
Credit Suisse International	900,000	Pays	Excess Return on Credit Suisse Multi-Asset Futures - HRW Wheat Index	Receives	0.00	4/6/15	(73,548)
Credit Suisse International	900,000	Receives	Excess Return on Credit Suisse Multi-Asset Futures - RBOB Gasoline Index	Pays	0.10	4/6/15	(54,146)
Credit Suisse International	900,000	Pays	Excess Return on Credit Suisse Multi-Asset Futures - SoybeanOil Index	Receives	0.00	4/6/15	33,640
Credit Suisse International	900,000	Receives	Excess Return on Credit Suisse Multi-Asset Futures - Soybeans Index	Pays	0.12	4/6/15	(11,267)
Credit Suisse International	900,000	Pays	Excess Return on Credit Suisse Multi-Asset Futures - Sugar #11 Index	Receives	0.00	4/6/15	101,116
Credit Suisse International	900,000	Receives	Excess Return on Credit Suisse Multi-Asset Futures - White Sugar Index	Pays	0.25	4/6/15	(45,583)
JPMorgan Chase Bank, N.A.	4,700,000	Receives	Excess Return on J.P. Morgan ETF Efficiente 8 Index	Pays	0.00	5/27/15	8,760
Merrill Lynch International	11,000,000	Receives	Excess Return on 4X Leveraged Merrill Lynch MLBXW3CD Index	Pays	1.00	5/27/15	12,166

9

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$4,000,000	Receives	Excess Return on 4X Leveraged Merrill Lynch MLBXW3CO Index	Pays	0.80%	5/27/15	$9,817
Merrill Lynch International	140,600,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.13	5/27/15	(3,067,005)
Merrill Lynch International	20,000,000	Receives	Excess Return on Merrill Lynch MLBX Armored Wolf Custom Return Index (2)	Pays	0.50	5/27/15	48,008
Merrill Lynch International	1,000,000	Receives	Excess Return on Merrill Lynch MLCIAKLS Index	Pays	0.45	5/27/15	866

							$(7,150,326)

(1)	Custom equal-weighted long/short strategy index. The long index has the same structure as the Bloomberg Commodity Index, but with a different roll schedule, The short index is the Bloomberg Commodity Index.

(2)	Custom index comprised of various commodity long and short futures contracts with various expiration dates, generally from 2 months to 6 months.

At March 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and use of derivatives, the Fund is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including commodity futures contracts and total return swap contracts based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Credit Risk: The Fund enters into credit default swap contracts and total return swap contracts to manage its credit risk, to gain exposure to credit risk or to enhance return.

Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into futures contracts and total return swap contracts to hedge against changes in interest rates and to enhance return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, options on currencies and foreign currency futures contracts to enhance return and to hedge against fluctuations in currency exchange rates.

Equity Price Risk: The Fund enters into equity index futures contracts, options on individual stocks and total return swap contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$427,119	$(851,409)
Commodity	Total Return Swaps	422,210	(7,654,467)

		$849,329	$(8,505,876)

Credit	Credit Default Swaps	$—	$(501,852)
Credit	Total Return Swaps	104,244	—

		$104,244	$(501,852)

10

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures Contracts*	$—	$(101,429)
Equity Price	Total Return Swaps	8,760	—

		$8,760	$(101,429)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$773,403	$(744,908)
Foreign Exchange	Futures Contracts*	—	(32,965)

		$773,403	$(777,873)

Interest Rate	Futures Contracts*	$116,783	$(120,338)
Interest Rate	Total Return Swaps	—	(31,073)

		$116,783	$(151,411)

Total		$1,852,519	$(10,038,441)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary, at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$533,079,774

Gross unrealized appreciation	$3,881,558
Gross unrealized depreciation	(207,507,552)

Net unrealized depreciation	$(203,625,994)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$14,862,158	$—	$14,862,158
Foreign Corporate Bonds	—	945,151	—	945,151
U.S. Treasury Obligations	—	285,224,275	—	285,224,275
Common Stocks	14,938,766	—	—	14,938,766
Short-Term Investments	—	20,564,926	—	20,564,926
Total Investments	$14,938,766	$321,596,510	$—	$336,535,276
Forward Foreign Currency Exchange Contracts	$—	$773,403	$—	$773,403
Futures Contracts	543,902	—	—	543,902
Swap Contracts	—	535,214	—	535,214
Total	$15,482,668	$322,905,127	$—	$338,387,795

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(744,908)	$—	$(744,908)
Futures Contracts	(1,106,141)	—	—	(1,106,141)
Swap Contracts	—	(8,187,392)	—	(8,187,392)
Total	$(1,106,141)	$(8,932,300)	$—	$(10,038,441)

11

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Eaton Vance

Dividend Builder Fund

March 31, 2015 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2015, the value of the Fund’s investment in the Portfolio was $1,054,338,221 and the Fund owned 99.99% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 3.6%
Boeing Co. (The)	40,000	$6,003,200
Honeywell International, Inc.	102,000	10,639,620
United Technologies Corp.	178,000	20,861,600

		$37,504,420

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	40,000	$3,877,600

		$3,877,600

Auto Components — 0.4%
Dana Holding Corp.	191,893	$4,060,456

		$4,060,456

Banks — 4.7%
JPMorgan Chase & Co.	385,400	$23,347,532
PacWest Bancorp	233,000	10,925,370
Wells Fargo & Co.	271,000	14,742,400

		$49,015,302

Beverages — 0.9%
Anheuser-Busch InBev NV ADR	78,700	$9,594,317

		$9,594,317

Biotechnology — 2.8%
AMAG Pharmaceuticals, Inc.(1)(2)	113,000	$6,176,580
Biogen, Inc.(2)	13,300	5,615,792
Celgene Corp.(2)	47,000	5,418,160
Gilead Sciences, Inc.(2)	90,000	8,831,700
Incyte Corp.(2)	33,000	3,024,780

		$29,067,012

Capital Markets — 1.2%
Credit Suisse Group AG(2)	471,000	$12,671,748

		$12,671,748

Chemicals — 1.9%
CF Industries Holdings, Inc.	15,000	$4,255,200
LyondellBasell Industries NV, Class A	94,000	8,253,200
Monsanto Co.	70,100	7,889,054

		$20,397,454

Communications Equipment — 3.9%
Cisco Systems, Inc.	294,000	$8,092,350
QUALCOMM, Inc.	320,200	22,202,668
Telefonaktiebolaget LM Ericsson ADR	855,000	10,730,250

		$41,025,268

Consumer Finance — 0.8%
Discover Financial Services	155,000	$8,734,250

		$8,734,250

Diversified Telecommunication Services — 4.1%
AT&T, Inc.	316,000	$10,317,400
Verizon Communications, Inc.	667,680	32,469,278

		$42,786,678

Electric Utilities — 2.4%
Duke Energy Corp.	68,000	$5,221,040
NextEra Energy, Inc.	195,000	20,289,750

		$25,510,790

1

Security	Shares	Value
Electrical Equipment — 1.2%
Eaton Corp. PLC	183,000	$12,433,020

		$12,433,020

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	144,000	$12,015,360

		$12,015,360

Food & Staples Retailing — 2.5%
CVS Health Corp.	183,000	$18,887,430
Wal-Mart Stores, Inc.	93,000	7,649,250

		$26,536,680

Food Products — 4.3%
General Mills, Inc.	340,000	$19,244,000
Kraft Foods Group, Inc.	52,000	4,529,980
Pinnacle Foods, Inc.	534,000	21,792,540

		$45,566,520

Health Care Equipment & Supplies — 1.6%
Hill-Rom Holdings, Inc.	120,000	$5,880,000
Medtronic PLC	145,500	11,347,545

		$17,227,545

Health Care Providers & Services — 1.3%
Aetna, Inc.	133,000	$14,168,490

		$14,168,490

Hotels, Restaurants & Leisure — 1.5%
Las Vegas Sands Corp.	187,000	$10,292,480
McDonald’s Corp.	57,000	5,554,080

		$15,846,560

Independent Power and Renewable Electricity Producers — 0.5%
Abengoa Yield PLC(1)	158,500	$5,354,130

		$5,354,130

Industrial Conglomerates — 2.7%
General Electric Co.	1,127,000	$27,960,870

		$27,960,870

Insurance — 6.3%
ACE, Ltd.	201,800	$22,498,682
Aflac, Inc.	346,000	22,147,460
Prudential PLC	421,000	10,447,302
XL Group PLC	320,000	11,776,000

		$66,869,444

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(2)	22,000	$8,186,200

		$8,186,200

Internet Software & Services — 1.8%
Facebook, Inc., Class A(2)	119,000	$9,783,585
Google, Inc., Class C(2)	16,300	8,932,400

		$18,715,985

IT Services — 0.8%
International Business Machines Corp.	55,500	$8,907,750

		$8,907,750

Machinery — 0.3%
Trinity Industries, Inc.	93,000	$3,302,430

		$3,302,430

Media — 3.6%
Comcast Corp., Class A	412,000	$23,265,640
Walt Disney Co. (The)	138,000	14,474,820

		$37,740,460

2

Security	Shares	Value
Multi-Utilities — 2.2%
PG&E Corp.	432,800	$22,968,696

		$22,968,696

Multiline Retail — 1.0%
Dollar General Corp.(2)	71,000	$5,351,980
Target Corp.	65,000	5,334,550

		$10,686,530

Oil, Gas & Consumable Fuels — 6.8%
Chevron Corp.	74,400	$7,810,512
Exxon Mobil Corp.	317,800	27,013,000
Occidental Petroleum Corp.	216,500	15,804,500
Phillips 66	271,500	21,339,900

		$71,967,912

Paper & Forest Products — 2.1%
International Paper Co.	407,000	$22,584,430

		$22,584,430

Pharmaceuticals — 7.7%
AbbVie, Inc.	94,000	$5,502,760
Merck & Co., Inc.	531,000	30,521,880
Pfizer, Inc.	381,000	13,254,990
Roche Holding AG PC	39,000	10,716,889
Teva Pharmaceutical Industries, Ltd. ADR	346,100	21,562,030

		$81,558,549

Real Estate Investment Trusts (REITs) — 3.0%
AvalonBay Communities, Inc.	93,072	$16,217,796
Public Storage	79,000	15,574,060

		$31,791,856

Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	177,000	$11,151,000
Cypress Semiconductor Corp.(2)	733,300	10,346,863
Teradyne, Inc.	405,000	7,634,250

		$29,132,113

Software — 4.4%
Mentor Graphics Corp.	332,000	$7,977,960
Microsoft Corp.	938,000	38,134,390

		$46,112,350

Specialty Retail — 1.8%
Home Depot, Inc. (The)	168,200	$19,109,202

		$19,109,202

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	303,400	$37,752,062
Western Digital Corp.	80,000	7,280,800

		$45,032,862

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	127,000	$5,261,610

		$5,261,610

Tobacco — 3.9%
Altria Group, Inc.	429,300	$21,473,586
Reynolds American, Inc.	283,000	19,501,530

		$40,975,116

Trading Companies & Distributors — 1.8%
W.W. Grainger, Inc.	78,500	$18,511,085

		$18,511,085

Total Common Stocks (identified cost $943,364,047)		$1,050,769,050

3

Covered Put Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
Bristol-Myers Squibb Co.	810	$72.50	1/15/16	$178,605
Las Vegas Sands Corp.	985	65.00	1/15/16	173,360

				$351,965

Total Covered Put Options Purchased (identified cost $374,157)				$351,965

Short-Term Investments — 0.2%

Description	Interest/ Principal Amount (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(4)(5)	$1,512	$1,512,066
Eaton Vance Cash Reserves Fund, LLC, 0.18%(5)	1,063	1,062,950

Total Short-Term Investments (identified cost $2,575,016)		$2,575,016

Total Investments — 99.9% (identified cost $946,313,220)		$1,053,696,031

Covered Put Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Bristol-Myers Squibb Co.	810	$57.50	1/15/16	$(225,990)
Dollar General Corp.	705	70.00	5/1/15	(24,675)
Las Vegas Sands Corp.	985	40.00	1/15/16	(133,468)

Total Covered Put Options Written (premiums received $439,979)				$(384,133)

Covered Call Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Aetna, Inc.	1,330	$115.00	4/24/15	$(45,220)
Anheuser-Busch InBev NV ADR	787	130.00	4/17/15	(21,643)
Comcast Corp., Class A	3,530	62.50	4/17/15	(14,120)
Home Depot, Inc. (The)	925	122.00	4/24/15	(14,337)
McDonald’s Corp.	570	100.00	5/15/15	(91,200)
Walt Disney Co. (The)	550	113.00	4/24/15	(7,975)

Total Covered Call Options Written (premiums received $538,911)				$(194,495)

Other Assets, Less Liabilities — 0.1%				$1,220,928

Net Assets — 100.0%				$1,054,338,331

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

4

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	All or a portion of this security was on loan at March 31, 2015.

(2)	Non-income producing security.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2015, the Portfolio loaned securities having a market value of $1,462,916 and received $1,512,066 of cash collateral for the loans.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 were $2,436 and $865, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$946,382,596

Gross unrealized appreciation	$123,724,015
Gross unrealized depreciation	(16,410,580)

Net unrealized appreciation	$107,313,435

Written options activity for the fiscal year to date ended March 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	28,711	1,770,936
Options terminated in closing purchase transactions	(3,535)	(118,194)
Options exercised	(2,978)	(149,075)
Options expired	(12,006)	(524,777)

Outstanding, end of period	10,192	$978,890

At March 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

During the fiscal year to date ended March 31, 2015 the Portfolio entered into written and purchased option transactions on individual securities to seek return and to seek to hedge against fluctuation in securities prices.

At March 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $351,965 and $578,628, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$100,891,018	$—		$—	$100,891,018
Consumer Staples	122,672,633	—		—	122,672,633
Energy	83,983,272	—		—	83,983,272
Financials	145,963,550	23,119,050		—	169,082,600
Health Care	131,304,707	10,716,889		—	142,021,596
Industrials	103,589,425	—		—	103,589,425
Information Technology	188,926,328	—		—	188,926,328
Materials	42,981,884	—		—	42,981,884
Telecommunication Services	42,786,678	—		—	42,786,678
Utilities	53,833,616	—		—	53,833,616
Total Common Stocks	$1,016,933,111	$33,835,939	*	$—	$1,050,769,050
Covered Put Options Purchased	$351,965	$—		$—	$351,965
Short-Term Investments	—	2,575,016		—	2,575,016
Total Investments	$1,017,285,076	$36,410,955		$—	$1,053,696,031

Liability Description
Covered Put Options Written	$(384,133)	$—		$—	$(384,133)
Covered Call Options Written	(194,495)	—		—	(194,495)
Total	$(578,628)	$—		$—	$(578,628)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Greater India Fund

March 31, 2015 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2015, the value of the Fund’s investment in the Portfolio was $305,615,362 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
India — 99.1%
Automobiles — 7.5%
Bajaj Auto, Ltd.	196,243	$6,322,320
Hero MotoCorp, Ltd.	126,110	5,329,112
Mahindra & Mahindra, Ltd.	284,525	5,387,442
Tata Motors, Ltd.	291,000	2,541,670
Tata Motors, Ltd., Class A	632,250	3,357,341

		$22,937,885

Banks — 20.5%
Federal Bank, Ltd.	2,617,825	$5,521,665
HDFC Bank, Ltd.	1,027,177	19,572,145
ICICI Bank, Ltd.	3,175,460	16,041,374
Kotak Mahindra Bank, Ltd.	336,580	7,038,522
State Bank of India	1,145,000	4,875,610
Yes Bank, Ltd.	748,100	9,719,047

		$62,768,363

Beverages — 3.5%
United Spirits, Ltd.(1)	184,360	$10,786,445

		$10,786,445

Chemicals — 2.0%
Pidilite Industries, Ltd.	623,720	$5,977,439

		$5,977,439

Construction & Engineering — 3.4%
Larsen & Toubro, Ltd.	377,693	$10,367,043

		$10,367,043

Construction Materials — 4.3%
Shree Cement, Ltd.	39,526	$6,831,607
UltraTech Cement, Ltd.	136,710	6,309,623

		$13,141,230

Consumer Finance — 6.3%
Mahindra & Mahindra Financial Services, Ltd.	1,849,460	$7,476,266
Shriram City Union Finance, Ltd.	178,927	5,643,485
Shriram Transport Finance Co., Ltd.	345,953	6,140,860

		$19,260,611

Food Products — 2.9%
Nestle India, Ltd.	76,870	$8,758,290

		$8,758,290

Hotels, Restaurants & Leisure — 2.3%
Jubilant FoodWorks, Ltd.(1)	297,830	$7,061,766

		$7,061,766

IT Services — 11.5%
HCL Technologies, Ltd.	744,468	$11,658,325
Infosys, Ltd.	334,816	11,764,555
Tata Consultancy Services, Ltd.	289,814	11,836,733

		$35,259,613

Media — 2.0%
Zee Entertainment Enterprises, Ltd.	1,133,070	$6,184,490

		$6,184,490

1

Security	Shares	Value
Personal Products — 5.7%
Colgate-Palmolive (India), Ltd.	289,946	$9,257,657
Emami, Ltd.	504,550	8,065,568

		$17,323,225

Pharmaceuticals — 7.7%
Dr. Reddy’s Laboratories, Ltd.	103,650	$5,812,423
Lupin, Ltd.	346,224	11,076,125
Sun Pharmaceutical Industries, Ltd.	414,730	6,767,133

		$23,655,681

Road & Rail — 2.5%
Container Corp. of India, Ltd.	302,426	$7,607,884

		$7,607,884

Textiles, Apparel & Luxury Goods — 5.3%
Bata India, Ltd.	396,439	$6,920,235
Titan Co., Ltd.	1,345,223	9,116,738

		$16,036,973

Thrifts & Mortgage Finance — 5.9%
Housing Development Finance Corp., Ltd.	855,630	$17,993,852

		$17,993,852

Tobacco — 5.8%
ITC, Ltd.	3,421,819	$17,769,469

		$17,769,469

Total India (identified cost $189,982,092)		$302,890,259

Total Common Stocks (identified cost $189,982,092)		$302,890,259

Short-Term Investments — 0.7%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/15	$2,019	$2,018,976

Total Short-Term Investments (identified cost $2,018,976)		$2,018,976

Total Investments — 99.8% (identified cost $192,001,068)		$304,909,235

Other Assets, Less Liabilities — 0.2%		$707,601

Net Assets — 100.0%		$305,616,836

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2015.

2

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,465,481

Gross unrealized appreciation	$106,384,012
Gross unrealized depreciation	(1,940,258)

Net unrealized appreciation	$104,443,754

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$302,890,259	(1)(2)	$—	$302,890,259
Short-Term Investments	—	2,018,976		—	2,018,976
Total Investments	$—	$304,909,235		$—	$304,909,235

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Securities of certain Indian companies that have reached foreign ownership limits are valued at a premium to the official closing price, as provided by the exchange on which these securities trade, provided they have had consistent trading at a sustained premium among foreign investors.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Growth Fund

March 31, 2015 (Unaudited)

Eaton Vance Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2015, the value of the Fund’s investment in the Portfolio was $320,527,907 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Reorganization

As of the close of business on February 27, 2015, the Fund acquired the net assets of Eaton Vance Multi-Cap Growth Fund (Multi-Cap Growth Fund) pursuant to a plan of reorganization approved by the shareholders of Multi-Cap Growth Fund. The investment portfolio of Multi-Cap Growth Fund, with a fair value of $157,598,235 and identified cost of $112,810,651, was the principal asset acquired by the Fund. Such securities acquired were then contributed by the Fund to Growth Portfolio for an interest therein. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Multi-Cap Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $163,094,679. The net assets of Multi-Cap Growth Fund at that date of $160,776,073 were combined with those of the Fund, resulting in combined net assets of $323,870,752.

Growth Portfolio

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co. (The)	18,071	$2,712,096
Spirit AeroSystems Holdings, Inc., Class A(1)	78,076	4,076,348

		$6,788,444
Banks — 2.7%
Citigroup, Inc.	72,354	$3,727,678
PNC Financial Services Group, Inc. (The)	27,048	2,521,956
Wells Fargo & Co.	47,005	2,557,072

		$8,806,706
Beverages — 2.4%
Constellation Brands, Inc., Class A	34,253	$3,980,541
PepsiCo, Inc.	40,439	3,866,777

		$7,847,318

Biotechnology — 8.5%
Amgen, Inc.	20,663	$3,302,981
Biogen, Inc.(1)	20,458	8,638,186
Celgene Corp.(1)	77,633	8,949,532
Gilead Sciences, Inc.	31,942	3,134,468
Incyte Corp.(1)	17,525	1,606,341
Vertex Pharmaceuticals, Inc.(1)	14,306	1,687,679

		$27,319,187

Capital Markets — 1.8%
Charles Schwab Corp. (The)	84,600	$2,575,224
Invesco, Ltd.	79,297	3,147,298

		$5,722,522

Chemicals — 1.8%
Monsanto Co.	51,061	$5,746,405

		$5,746,405

Communications Equipment — 0.7%
Palo Alto Networks, Inc.(1)	16,107	$2,352,911

		$2,352,911

Consumer Finance — 0.9%
Discover Financial Services	48,599	$2,738,554

		$2,738,554

Electrical Equipment — 1.0%
Eaton Corp. PLC	47,397	$3,220,152

		$3,220,152

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	44,921	$3,748,208

		$3,748,208

Food & Staples Retailing — 1.1%
Sprouts Farmers Market, Inc.(1)	103,299	$3,639,224

		$3,639,224

1

Security	Shares	Value
Food Products — 3.6%
Hain Celestial Group, Inc. (The)(1)	29,266	$1,874,487
Hershey Co. (The)	31,947	3,223,772
Keurig Green Mountain, Inc.	31,119	3,476,926
Mondelez International, Inc., Class A	85,765	3,095,259

		$11,670,444

Health Care Equipment & Supplies — 4.6%
Cooper Cos., Inc. (The)	20,405	$3,824,305
Medtronic PLC	91,276	7,118,615
Stryker Corp.	40,459	3,732,343

		$14,675,263

Health Care Technology — 1.3%
Cerner Corp.(1)	55,052	$4,033,110

		$4,033,110

Hotels, Restaurants & Leisure — 2.7%
Las Vegas Sands Corp.	44,732	$2,462,049
Starbucks Corp.	64,632	6,120,651

		$8,582,700

Household Products — 0.9%
Colgate-Palmolive Co.	40,839	$2,831,776

		$2,831,776

Internet & Catalog Retail — 5.3%
Amazon.com, Inc.(1)	25,051	$9,321,477
Priceline Group, Inc. (The)(1)	6,548	7,622,854

		$16,944,331

Internet Software & Services — 9.3%
Facebook, Inc., Class A(1)	126,096	$10,366,983
Google, Inc., Class A(1)	12,650	7,016,955
Google, Inc., Class C(1)	14,420	7,902,160
Twitter, Inc.(1)	88,649	4,439,542

		$29,725,640

IT Services — 3.8%
Fiserv, Inc.(1)	45,856	$3,640,966
Visa, Inc., Class A	132,556	8,670,488

		$12,311,454

Leisure Products — 0.6%
Brunswick Corp.	40,126	$2,064,483

		$2,064,483

Life Sciences Tools & Services — 0.7%
Illumina, Inc.(1)	12,182	$2,261,466

		$2,261,466

Machinery — 0.8%
Donaldson Co., Inc.	70,608	$2,662,628

		$2,662,628

Media — 3.5%
Comcast Corp., Class A	94,315	$5,325,968
Walt Disney Co. (The)	56,347	5,910,237

		$11,236,205

2

Security	Shares	Value
Multiline Retail — 1.9%
Dollar General Corp.	79,488	$5,991,805

		$5,991,805

Oil, Gas & Consumable Fuels — 1.2%
EOG Resources, Inc.	40,325	$3,697,399

		$3,697,399

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	37,724	$3,137,128

		$3,137,128

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	57,718	$3,722,811
Perrigo Co. PLC	40,317	6,674,479

		$10,397,290

Road & Rail — 2.9%
Genesee & Wyoming, Inc., Class A(1)	33,963	$3,275,392
Union Pacific Corp.	55,214	5,980,228

		$9,255,620

Semiconductors & Semiconductor Equipment — 4.7%
Avago Technologies, Ltd.	52,245	$6,634,070
Freescale Semiconductor, Ltd.(1)	45,394	1,850,259
NXP Semiconductors NV(1)	65,052	6,528,619

		$15,012,948

Software — 6.2%
Guidewire Software, Inc.(1)	44,000	$2,314,840
Microsoft Corp.	90,193	3,666,796
salesforce.com, inc.(1)	90,956	6,076,770
Tableau Software, Inc., Class A(1)	48,036	4,444,291
VMware, Inc., Class A(1)	39,470	3,236,935

		$19,739,632

Specialty Retail — 5.9%
Home Depot, Inc. (The)	44,903	$5,101,430
Restoration Hardware Holdings, Inc.(1)	30,134	2,988,991
Signet Jewelers, Ltd.	39,414	5,470,269
TJX Cos., Inc. (The)	76,758	5,376,898

		$18,937,588

Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	169,851	$21,134,560
EMC Corp.	185,023	4,729,188

		$25,863,748

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	45,112	$4,526,087

		$4,526,087

Trading Companies & Distributors — 0.8%
W.W. Grainger, Inc.	10,872	$2,563,726

		$2,563,726

Total Common Stocks (identified cost $217,553,827)		$316,052,102

3

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$4,332	$4,331,611

Total Short-Term Investments (identified cost $4,331,611)		$4,331,611

Total Investments — 100.0% (identified cost $221,885,438)		$320,383,713

Other Assets, Less Liabilities — 0.0%(3)		$144,437

Net Assets — 100.0%		$320,528,150

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $2,237.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$221,727,070

Gross unrealized appreciation	$99,868,930
Gross unrealized depreciation	(1,212,287)

Net unrealized appreciation	$98,656,643

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$316,052,102	*	$—	$—	$316,052,102
Short-Term Investments	—		4,331,611	—	4,331,611
Total Investments	$316,052,102		$4,331,611	$—	$320,383,713

4

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganization

In connection with the merger of the Eaton Vance Multi-Cap Growth Fund by Eaton Vance Growth Fund as of the close of business on February 27, 2015, Eaton Vance Growth Fund contributed to the Growth Portfolio securities having a cost of $112,810,651 and market value of $157,598,235 for an interest therein.

5

Eaton Vance

Large-Cap Value Fund

March 31, 2015 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2015, the value of the Fund’s investment in the Portfolio was $3,919,665,633 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio

March 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 2.4%
United Technologies Corp.(1)	807,788	$94,672,754

		$94,672,754

Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.(1)	973,973	$71,314,303

		$71,314,303

Banks — 13.0%
Bank of America Corp.	4,666,227	$71,813,234
Citigroup, Inc.	2,118,077	109,123,327
JPMorgan Chase & Co.	2,332,394	141,296,429
KeyCorp	4,164,663	58,971,628
PNC Financial Services Group, Inc. (The)	708,085	66,021,845
Wells Fargo & Co.	1,137,476	61,878,694

		$509,105,157

Capital Markets — 5.5%
Affiliated Managers Group, Inc.(2)	358,445	$76,986,817
Credit Suisse Group AG(2)	1,550,000	41,701,080
Goldman Sachs Group, Inc. (The)(1)	207,188	38,945,128
Invesco, Ltd.	1,464,262	58,116,559

		$215,749,584

Chemicals — 3.2%
Monsanto Co.(1)	599,436	$67,460,527
PPG Industries, Inc.	169,889	38,316,765
Syngenta AG ADR	297,560	20,177,544

		$125,954,836

Communications Equipment — 1.7%
QUALCOMM, Inc.	941,740	$65,300,252

		$65,300,252

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.(1)	1,666,239	$81,029,202

		$81,029,202

Electric Utilities — 2.4%
NextEra Energy, Inc.(1)	889,336	$92,535,411

		$92,535,411

Food & Staples Retailing — 3.0%
CVS Health Corp.	580,077	$59,869,747
Kroger Co. (The)	781,611	59,918,299

		$119,788,046

Food Products — 1.9%
General Mills, Inc.(1)	1,294,746	$73,282,624

		$73,282,624

Health Care Equipment & Supplies — 3.8%
Medtronic PLC	1,220,244	$95,166,830
Stryker Corp.(1)	571,670	52,736,557

		$147,903,387

1

Security	Shares	Value
Industrial Conglomerates — 3.7%
General Electric Co.(1)	5,799,896	$143,895,420

		$143,895,420

Insurance — 6.5%
ACE, Ltd.	458,536	$51,122,179
Aflac, Inc.	1,217,016	77,901,194
Prudential PLC	1,611,251	39,983,909
XL Group PLC(1)	2,304,794	84,816,419

		$253,823,701

Internet Software & Services — 2.0%
Google, Inc., Class C(2)	141,691	$77,646,668

		$77,646,668

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.(1)	509,850	$68,493,249

		$68,493,249

Machinery — 1.0%
Trinity Industries, Inc.(1)	1,098,953	$39,023,821

		$39,023,821

Media — 3.4%
CBS Corp., Class B	1,718,256	$104,177,861
Walt Disney Co. (The)(1)	298,954	31,357,285

		$135,535,146

Multi-Utilities — 3.6%
PG&E Corp.	1,396,707	$74,123,240
Sempra Energy	608,036	66,288,085

		$140,411,325

Oil, Gas & Consumable Fuels — 10.7%
Anadarko Petroleum Corp.	493,464	$40,863,754
Chevron Corp.	374,557	39,320,994
Devon Energy Corp.	936,547	56,483,149
Exxon Mobil Corp.(1)	1,934,940	164,469,900
Occidental Petroleum Corp.(1)	1,031,141	75,273,293
Phillips 66(1)	565,147	44,420,554

		$420,831,644

Paper & Forest Products — 1.2%
International Paper Co.	839,334	$46,574,644

		$46,574,644

Pharmaceuticals — 8.6%
Eli Lilly & Co.	1,184,290	$86,038,668
Merck & Co., Inc.	1,804,573	103,726,856
Pfizer, Inc.	1,163,924	40,492,916
Roche Holding AG PC	155,497	42,729,334
Teva Pharmaceutical Industries, Ltd. ADR	1,019,395	63,508,309

		$336,496,083

Real Estate Investment Trusts (REITs) — 4.2%
Equity Residential	801,807	$62,428,693
Public Storage	296,896	58,530,078
Simon Property Group, Inc.	228,083	44,622,158

		$165,580,929

Software — 5.0%
Microsoft Corp.	2,299,713	$93,494,832
Oracle Corp.	1,514,211	65,338,205
SAP SE	542,227	39,190,730

		$198,023,767

2

Security	Shares	Value
Specialty Retail — 1.7%
Home Depot, Inc. (The)	590,147	$67,046,601

		$67,046,601

Tobacco — 3.7%
Altria Group, Inc.	1,123,823	$56,213,626
Reynolds American, Inc.(1)	1,281,992	88,342,069

		$144,555,695

Total Common Stocks (identified cost $3,204,281,176)		$3,834,574,249

Short-Term Investments — 3.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(3)(4)	$52,018	$52,018,483
Eaton Vance Cash Reserves Fund, LLC, 0.18%(4)	77,187	77,186,881

Total Short-Term Investments (identified cost $129,205,364)		$129,205,364

Total Investments — 101.1% (identified cost $3,333,486,540)		$3,963,779,613

Other Assets, Less Liabilities — (1.1)%		$(44,113,911)

Net Assets — 100.0%		$3,919,665,702

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	All or a portion of this security was on loan at March 31, 2015.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2015, the Portfolio loaned securities having a market value of $50,726,693 and received $52,018,483 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 were $6,554 and $26,325, respectively.

The Portfolio did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,344,098,531

Gross unrealized appreciation	$660,222,938
Gross unrealized depreciation	(40,541,856)

Net unrealized appreciation	$619,681,082

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$202,581,747	$—		$—	$202,581,747
Consumer Staples	337,626,365	—		—	337,626,365
Energy	420,831,644	—		—	420,831,644
Financials	1,062,574,382	81,684,989		—	1,144,259,371
Health Care	510,163,385	42,729,334		—	552,892,719
Industrials	348,906,298	—		—	348,906,298
Information Technology	301,779,957	39,190,730		—	340,970,687
Materials	172,529,480	—		—	172,529,480
Telecommunication Services	81,029,202	—		—	81,029,202
Utilities	232,946,736	—		—	232,946,736
Total Common Stocks	$3,670,969,196	$163,605,053	*	$—	$3,834,574,249
Short-Term Investments	$—	$129,205,364		$—	$129,205,364
Total Investments	$3,670,969,196	$292,810,417		$—	$3,963,779,613

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Parametric Absolute Return Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 61.5%

Security	Principal Amount (000’s omitted)	Value
Auto Manufacturers — 5.0%
American Honda Finance Corp., 1.20%, 7/14/17	$500	$501,375
Daimler Finance North America, LLC, 0.935%, 8/1/16(1)(2)	500	503,120
Toyota Motor Credit Corp., 1.45%, 1/12/18	300	302,000
Volkswagen Group of America Finance, LLC, 1.60%, 11/20/17(1)	400	403,678

		$1,710,173

Banks — 25.9%
Bank of America N.A., 1.125%, 11/14/16	$650	$650,855
Bank of Montreal, 0.773%, 7/15/16(2)	500	502,319
Bank of New York Mellon Corp. (The), 0.70%, 10/23/15	250	250,403
Bank of Nova Scotia (The), 1.30%, 7/21/17	500	500,998
Fifth Third Bank, 0.766%, 11/18/16(2)	725	727,785
JPMorgan Chase & Co., 1.10%, 10/15/15	250	250,661
KeyBank N.A., 0.752%, 11/25/16(2)	750	752,344
National Australia Bank, Ltd., 0.692%, 12/2/16(1)(2)	750	752,146
PNC Bank NA, 1.125%, 1/27/17	650	652,378
Royal Bank of Canada, 1.40%, 10/13/17	500	501,565
Svenska Handelsbanken AB, 0.735%, 9/23/16(2)	800	803,743
Toronto-Dominion Bank (The), 0.724%, 9/9/16(2)	660	662,748
US Bank NA, 0.485%, 1/30/17(2)	700	700,523
Wells Fargo & Co., 1.40%, 9/8/17	425	426,952
Westpac Banking Corp., 0.692%, 11/25/16(2)	700	702,638

		$8,838,058

Beverages — 3.8%
Anheuser-Busch InBev Finance, Inc., 1.125%, 1/27/17	$650	$653,643
Coca-Cola Co. (The), 0.355%, 11/1/16(2)	250	250,287
PepsiCo, Inc., 0.70%, 8/13/15	380	380,705

		$1,284,635

Computers — 1.0%
International Business Machines Corp., 1.125%, 2/6/18	$350	$349,472

		$349,472

Cosmetics & Personal Care — 1.9%
Procter & Gamble Co. (The), 0.75%, 11/4/16	$650	$651,108

		$651,108

Diversified Financial Services — 1.5%
American Express Credit Corp., 1.55%, 9/22/17	$500	$503,825

		$503,825

Electric — 3.5%
Florida Power Corp., 0.65%, 11/15/15	$275	$275,363
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	375	375,035
Southern Co. (The), 1.30%, 8/15/17	530	530,473

		$1,180,871

1

Security	Principal Amount (000’s omitted)	Value
Financial Services — 3.2%
Charles Schwab Corp. (The), 0.85%, 12/4/15	$380	$380,923
General Electric Capital Corp., 0.483%, 1/14/16(2)	700	701,101

		$1,082,024

Foods — 3.2%
General Mills, Inc., 1.40%, 10/20/17	$425	$426,313
Starbucks Corp., 0.875%, 12/5/16	650	651,542

		$1,077,855

Insurance — 1.5%
Berkshire Hathaway Finance Corp., 0.95%, 8/15/16	$500	$502,350

		$502,350

Machinery - Construction & Mining — 1.9%
John Deere Capital Corp., 0.542%, 10/11/16(2)	$500	$501,545
John Deere Capital Corp., 1.05%, 12/15/16	142	142,378

		$643,923

Media — 1.1%
Walt Disney Co. (The), 0.45%, 12/1/15	$380	$380,199

		$380,199

Mining — 4.4%
BHP Billiton Finance USA, Ltd., 0.523%, 9/30/16(2)	$650	$650,299
Rio Tinto Finance USA PLC, 0.819%, 6/19/15(2)	865	865,387

		$1,515,686

Oil & Gas — 3.6%
BP Capital Markets PLC, 0.676%, 11/7/16(2)	$500	$501,207
Chevron Corp., 0.889%, 6/24/16	730	733,346

		$1,234,553

Total Corporate Bonds & Notes (identified cost $20,886,839)		$20,954,732

Collateralized Mortgage Obligations — 4.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Banks:
Series QB-2015, Class 1, 4.91%, 4/28/15	$181	$181,048

		$181,048

Federal Home Loan Mortgage Corp.:
Series 2517, Class BH, 5.50%, 10/15/17	$50	$52,183
Series 2638, Class CE, 3.75%, 8/15/32	41	41,213
Series 2649, Class QH, 4.50%, 7/15/18	38	39,545
Series 2840, Class OE, 5.00%, 2/15/33	3	3,369
Series 3544, Class KA, 4.50%, 9/15/23	297	302,049
Series 3706, Class C, 2.00%, 8/15/20	160	162,794
Series 3787, Class TB, 1.75%, 1/15/17	111	111,763

		$712,916

2

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2003-24, Class PD, 5.00%, 4/25/18	$97	$101,814
Series 2006-105, Class A, 4.35%, 9/25/36	139	146,596
Series 2008-62, Class DY, 4.00%, 7/25/23	83	87,585
Series 2009-55, Class PQ, 5.00%, 9/25/37	103	105,712
Series 2010-155, Class A, 3.50%, 9/25/25	159	163,016
Series 2011-66, Class AB, 4.00%, 11/25/39	67	68,295
Series 2011-76, Class PB, 2.50%, 4/25/39	99	101,776

		$774,794

Total Collateralized Mortgage Obligations (identified cost $1,678,536)		$1,668,758

Asset-Backed Securities — 9.6%

Security	Principal Amount (000’s omitted)	Value
Automotive — 6.6%
AMCAR, Series 2013-5, Class A2B, 0.555%, 3/8/17(3)	$105	$104,887
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	107	106,658
CARMX, Series 2013-3, Class A2, 0.59%, 8/15/16	45	44,911
CARMX, Series 2013-4, Class A2, 0.52%, 11/15/16	187	187,216
EFF, Series 2013-2, Class A2, 1.06%, 3/20/19(1)	313	313,712
FORDL, Series 2013-B, Class A2B, 0.445%, 1/15/16(3)	153	153,174
HALST, Series 2013-B, Class A2, 0.75%, 3/15/16(1)	111	110,755
HART, Series 2013-C, Class A2, 0.57%, 6/15/16	54	54,124
HART, Series 2014-A, Class A2, 0.46%, 1/16/17	313	312,531
NALT, Series 2013-B, Class A2B, 0.445%, 1/15/16(3)	140	140,225
SDART, Series 2013-5, Class A2B, 0.555%, 4/17/17(3)	13	12,623
SDART, Series 2014-1, Class A2B, 0.545%, 6/15/17(3)	212	211,687
VWALT, Series 2013-A, Class A2A, 0.63%, 12/21/15	1	722
WOART, Series 2013-B, Class A2, 0.48%, 11/15/16	153	152,638
WOLS, Series 2013-A, Class A2B, 0.495%, 5/16/16(3)	344	343,658

		$2,249,521

Banks — 2.1%
WFNMT, Series 2014-A, Class A, 0.555%, 12/15/19(3)	$700	$700,166

		$700,166

Other — 0.9%
GEEMT, Series 2013-1, Class A2, 0.64%, 3/22/16	$36	$35,668
GEEST, Series 2013-1A, Class A2, 0.73%, 1/25/16(1)	60	60,295
GEET, Series 2013-2, Class A2, 0.61%, 6/24/16	218	218,206

		$314,169

Total Asset-Backed Securities (identified cost $3,263,230)		$3,263,856

3

U.S. Treasury Obligations — 20.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note:
0.375%, 8/31/15	$1,800	$1,801,969
0.875%, 1/31/17	500	503,242
1.25%, 10/31/15	900	905,555
1.375%, 11/30/15	1,250	1,259,667
2.125%, 12/31/15	900	912,656
4.875%, 8/15/16	1,500	1,592,109

Total U.S. Treasury Obligations (identified cost $6,970,730)		$6,975,198

Call Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	27	$2,230	4/2/15	$67
S&P 500 Index	27	2,210	4/10/15	270
S&P 500 Index	26	2,250	4/17/15	260
S&P 500 Index	27	2,205	4/24/15	540
S&P 500 Index FLEX	27	2,220	4/6/15	0
S&P 500 Index FLEX	28	2,200	4/8/15	0
S&P 500 Index FLEX	27	2,225	4/13/15	2
S&P 500 Index FLEX	27	2,215	4/15/15	11
S&P 500 Index FLEX	27	2,250	4/20/15	11
S&P 500 Index FLEX	28	2,225	4/22/15	64
S&P 500 Index FLEX	27	2,225	4/27/15	170

Total Call Options Purchased (identified cost $10,791)				$1,395

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	27	$1,890	4/2/15	$203
S&P 500 Index	27	1,860	4/10/15	945
S&P 500 Index	26	1,915	4/17/15	3,965
S&P 500 Index	27	1,855	4/24/15	3,847
S&P 500 Index FLEX	27	1,865	4/6/15	3
S&P 500 Index FLEX	28	1,835	4/8/15	6
S&P 500 Index FLEX	27	1,875	4/13/15	514
S&P 500 Index FLEX	27	1,870	4/15/15	791
S&P 500 Index FLEX	27	1,910	4/20/15	4,827
S&P 500 Index FLEX	28	1,895	4/22/15	4,835
S&P 500 Index FLEX	27	1,880	4/27/15	6,113

Total Put Options Purchased (identified cost $72,686)				$26,049

4

Short-Term Investments — 4.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(5)	$1,408	$1,408,332

Total Short-Term Investments (identified cost $1,408,332)		$1,408,332

Total Investments — 100.7% (identified cost $34,291,144)		$34,298,320

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	27	$2,130	4/2/15	$(67)
S&P 500 Index	27	2,110	4/10/15	(7,020)
S&P 500 Index	26	2,145	4/17/15	(1,885)
S&P 500 Index	27	2,105	4/24/15	(25,110)
S&P 500 Index FLEX	27	2,120	4/6/15	(1,251)
S&P 500 Index FLEX	28	2,100	4/8/15	(10,409)
S&P 500 Index FLEX	27	2,125	4/13/15	(5,208)
S&P 500 Index FLEX	27	2,115	4/15/15	(11,390)
S&P 500 Index FLEX	27	2,145	4/20/15	(4,156)
S&P 500 Index FLEX	28	2,125	4/22/15	(13,319)
S&P 500 Index FLEX	27	2,125	4/27/15	(17,055)

Total Call Options Written (premiums received $237,930)				$(96,870)

Put Options Written — (0.4)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	27	$1,990	4/2/15	$(472)
S&P 500 Index	27	1,960	4/10/15	(4,590)
S&P 500 Index	26	2,020	4/17/15	(26,130)
S&P 500 Index	27	1,955	4/24/15	(15,930)
S&P 500 Index FLEX	27	1,965	4/6/15	(761)
S&P 500 Index FLEX	28	1,935	4/8/15	(654)
S&P 500 Index FLEX	27	1,975	4/13/15	(7,303)
S&P 500 Index FLEX	27	1,970	4/15/15	(8,550)
S&P 500 Index FLEX	27	2,015	4/20/15	(29,260)
S&P 500 Index FLEX	28	1,995	4/22/15	(24,874)
S&P 500 Index FLEX	27	1,980	4/27/15	(25,377)

Total Put Options Written (premiums received $239,284)				$(143,901)

Other Assets, Less Liabilities — (0.0)%(4)				$(11,921)

Net Assets — 100.0%				$34,045,628

5

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMCAR	-	AmeriCredit Automobile Receivables Trust

CARMX	-	CarMax Auto Owner Trust

EFF	-	Enterprise Fleet Financing LLC

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

FORDL	-	Ford Credit Auto Lease Trust

GEEMT	-	GE Equipment Midticket LLC

GEEST	-	GE Equipment Small Ticket LLC

GEET	-	GE Equipment Transportation LLC

HALST	-	Hyundai Auto Lease Securitization Trust

HART	-	Hyundai Auto Receivables Trust

NALT	-	Nissan Auto Lease Trust

SDART	-	Santander Drive Auto Receivables Trust

VWALT	-	Volkswagen Auto Lease Trust

WFNMT	-	World Financial Network Credit Card Master Trust

WOART	-	World Omni Auto Receivables Trust

WOLS	-	World Omni Automobile Lease Securitization Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $2,143,706 or 6.3% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2015.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2015.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $741.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,264,444

Gross unrealized appreciation	$206,129
Gross unrealized depreciation	(199,697)

Net unrealized appreciation	$6,432

Written options activity for the fiscal year to date ended March 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	712	$594,129
Options written	2,170	1,911,086
Options exercised	(242)	(236,937)
Options expired	(2,044)	(1,791,064)

Outstanding, end of period	596	$477,214

At March 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

6

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At March 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $27,444 and $240,771, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$20,954,732	$—	$20,954,732
Collateralized Mortgage Obligations	—	1,668,758	—	1,668,758
Asset-Backed Securities	—	3,263,856	—	3,263,856
U.S. Treasury Obligations	—	6,975,198	—	6,975,198
Call Options Purchased	1,137	258	—	1,395
Put Options Purchased	8,960	17,089	—	26,049
Short-Term Investments	—	1,408,332	—	1,408,332
Total Investments	$10,097	$34,288,223	$—	$34,298,320

Liability Description
Call Options Written	$(34,082)	$(62,788)	$—	$(96,870)
Put Options Written	(47,122)	(96,779)	—	(143,901)
Total	$(81,204)	$(159,567)	$—	$(240,771)

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Real Estate Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.3%
Hilton Worldwide Holdings, Inc.(1)	17,500	$518,350
Marriott International, Inc., Class A	5,100	409,632

		$927,982

Other — 1.3%
CBRE Group, Inc., Class A(1)	6,400	$247,744
Jones Lang LaSalle, Inc.	1,500	255,600

		$503,344

Real Estate Investment Trusts — 93.8%

Security	Shares	Value
Diversified, Specialty & Other — 9.3%
CoreSite Realty Corp.	8,900	$433,252
National Retail Properties, Inc.	16,800	688,296
PS Business Parks, Inc.	9,100	755,664
Rayonier, Inc.	8,800	237,248
Vornado Realty Trust	13,900	1,556,800

		$3,671,260

Health Care — 7.8%
HCP, Inc.	18,800	$812,348
Health Care REIT, Inc.	14,300	1,106,248
Ventas, Inc.	16,200	1,182,924

		$3,101,520

Hotels & Resorts — 3.4%
Host Hotels & Resorts, Inc.	34,000	$686,120
LaSalle Hotel Properties	8,400	326,424
Sunstone Hotel Investors, Inc.	21,175	352,987

		$1,365,531

Industrial — 5.6%
DCT Industrial Trust, Inc.	10,475	$363,064
EastGroup Properties, Inc.	7,900	475,106
First Industrial Realty Trust, Inc.	15,500	332,165
ProLogis, Inc.	24,100	1,049,796

		$2,220,131

Malls and Factory Outlets — 16.9%
General Growth Properties, Inc.	35,600	$1,051,980
Simon Property Group, Inc.	23,600	4,617,104
Tanger Factory Outlet Centers, Inc.	13,400	471,278
Taubman Centers, Inc.	6,800	524,484

		$6,664,846

Multifamily — 23.0%
American Campus Communities, Inc.	12,400	$531,588
AvalonBay Communities, Inc.	14,100	2,456,925
Camden Property Trust	10,300	804,739

1

Security	Shares	Value
Education Realty Trust, Inc.	7,200	$254,736
Equity Residential	33,700	2,623,882
Essex Property Trust, Inc.	4,300	988,570
Mid-America Apartment Communities, Inc.	8,300	641,341
Post Properties, Inc.	13,500	768,555

		$9,070,336

Office — 11.0%
Boston Properties, Inc.	15,700	$2,205,536
Douglas Emmett, Inc.	21,100	628,991
Highwoods Properties, Inc.	11,400	521,892
Kilroy Realty Corp.	4,700	357,999
Paramount Group, Inc.	32,300	623,390

		$4,337,808

Self Storage — 7.9%
CubeSmart	18,000	$434,700
Extra Space Storage, Inc.	5,100	344,607
Public Storage	11,800	2,326,252

		$3,105,559

Strip Centers — 8.9%
Acadia Realty Trust	11,600	$404,608
DDR Corp.	15,600	290,472
Federal Realty Investment Trust	7,700	1,133,517
Kimco Realty Corp.	20,700	555,795
Regency Centers Corp.	9,300	632,772
Retail Opportunity Investments Corp.	15,300	279,990
Urstadt Biddle Properties, Inc.	9,100	209,846

		$3,507,000

Total Real Estate Investment Trusts		$37,043,991

Total Common Stocks (identified cost $28,447,406)		$38,475,317

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$1,002	$1,002,065

Total Short-Term Investments (identified cost $1,002,065)		$1,002,065

Total Investments — 99.9% (identified cost $29,449,471)		$39,477,382

Other Assets, Less Liabilities — 0.1%		$28,197

Net Assets — 100.0%		$39,505,579

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $634.

2

The Fund did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,540,304

Gross unrealized appreciation	$9,937,272
Gross unrealized depreciation	(194)

Net unrealized appreciation	$9,937,078

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$38,475,317	*	$—	$—	$38,475,317
Short-Term Investments	—		1,002,065	—	1,002,065
Total Investments	$38,475,317		$1,002,065	$—	$39,477,382

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Small-Cap Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Banks — 6.2%
BankUnited, Inc.	44,530	$1,457,912
PacWest Bancorp	53,430	2,505,333
PrivateBancorp, Inc.	16,320	573,975
Signature Bank(1)	17,200	2,228,776
South State Corp.	5,970	408,288

		$7,174,284

Biotechnology — 2.1%
AMAG Pharmaceuticals, Inc.(1)	45,130	$2,466,806

		$2,466,806

Building Products — 1.5%
Armstrong World Industries, Inc.(1)	30,790	$1,769,501

		$1,769,501

Capital Markets — 3.6%
Cohen & Steers, Inc.	37,140	$1,520,883
Lazard, Ltd., Class A	50,590	2,660,528

		$4,181,411

Chemicals — 4.1%
Balchem Corp.	43,120	$2,387,986
Cytec Industries, Inc.	44,850	2,423,694

		$4,811,680

Commercial Services & Supplies — 2.7%
Interface, Inc.	91,520	$1,901,786
Team, Inc.(1)	32,650	1,272,697

		$3,174,483

Diversified Consumer Services — 2.2%
ServiceMaster Global Holdings, Inc.(1)	74,020	$2,498,175

		$2,498,175

Electrical Equipment — 1.8%
Generac Holdings, Inc.(1)	43,920	$2,138,465

		$2,138,465

Electronic Equipment, Instruments & Components — 7.2%
Belden, Inc.	28,610	$2,676,752
FEI Co.	27,610	2,107,747
Methode Electronics, Inc.	44,560	2,096,102
National Instruments Corp.	47,000	1,505,880

		$8,386,481

Food & Staples Retailing — 0.7%
United Natural Foods, Inc.(1)	11,000	$847,440

		$847,440

Food Products — 2.4%
Pinnacle Foods, Inc.	68,890	$2,811,401

		$2,811,401

Health Care Equipment & Supplies — 11.1%
Alere, Inc.(1)	40,220	$1,966,758
Analogic Corp.	13,440	1,221,696

1

Security	Shares	Value
Hill-Rom Holdings, Inc.	35,380	$1,733,620
ICU Medical, Inc.(1)	25,150	2,342,471
Integra LifeSciences Holdings Corp.(1)	19,170	1,181,831
West Pharmaceutical Services, Inc.	47,130	2,837,697
Wright Medical Group, Inc.(1)	64,830	1,672,614

		$12,956,687

Health Care Providers & Services — 2.5%
Amsurg Corp.(1)	32,265	$1,984,943
Team Health Holdings, Inc.(1)	14,900	871,799

		$2,856,742

Hotels, Restaurants & Leisure — 1.3%
Krispy Kreme Doughnuts, Inc.(1)	75,000	$1,499,250

		$1,499,250

Household Durables — 1.3%
Tempur-Pedic International, Inc.(1)	26,730	$1,543,390

		$1,543,390

Household Products — 2.3%
Church & Dwight Co., Inc.	31,970	$2,730,877

		$2,730,877

Independent Power and Renewable Electricity Producers — 1.5%
NextEra Energy Partners LP	39,334	$1,723,616

		$1,723,616

Insurance — 5.1%
HCC Insurance Holdings, Inc.	30,490	$1,727,868
Horace Mann Educators Corp.	57,470	1,965,474
Stewart Information Services Corp.	56,610	2,300,631

		$5,993,973

IT Services — 4.1%
Cardtronics, Inc.(1)	55,500	$2,086,800
Euronet Worldwide, Inc.(1)	46,260	2,717,775

		$4,804,575

Leisure Products — 0.8%
Vista Outdoor, Inc.(1)	20,310	$869,674

		$869,674

Machinery — 5.3%
Greenbrier Cos., Inc. (The)	33,880	$1,965,040
NN, Inc.	81,436	2,042,415
RBC Bearings, Inc.	28,000	2,143,120

		$6,150,575

Metals & Mining — 2.3%
Compass Minerals International, Inc.	25,980	$2,421,596
Globe Specialty Metals, Inc.	15,680	296,665

		$2,718,261

Multiline Retail — 3.3%
Big Lots, Inc.	37,970	$1,823,699
Tuesday Morning Corp.(1)	127,840	2,058,224

		$3,881,923

Oil, Gas & Consumable Fuels — 3.1%
Diamondback Energy, Inc.(1)	14,710	$1,130,317
Gulfport Energy Corp.(1)	20,630	947,123
PDC Energy, Inc.(1)	27,880	1,506,635

		$3,584,075

2

Security	Shares	Value
Paper & Forest Products — 1.7%
KapStone Paper & Packaging Corp.	58,520	$1,921,797

		$1,921,797

Real Estate Investment Trusts (REITs) — 3.8%
PS Business Parks, Inc.	22,179	$1,841,744
Sovran Self Storage, Inc.	18,010	1,691,859
Terreno Realty Corp.	39,070	890,796

		$4,424,399

Semiconductors & Semiconductor Equipment — 8.0%
Cirrus Logic, Inc.(1)	52,080	$1,732,181
Cypress Semiconductor Corp.(1)	188,750	2,663,262
MA-COM Technology Solutions Holdings, Inc.(1)	58,080	2,164,061
Qorvo, Inc.(1)	23,350	1,860,995
Teradyne, Inc.	46,860	883,311

		$9,303,810

Software — 5.6%
Mentor Graphics Corp.	109,780	$2,638,013
Verint Systems, Inc.(1)	40,430	2,503,830
Workiva, Inc.(1)	96,720	1,392,768

		$6,534,611

Specialty Retail — 0.9%
Restoration Hardware Holdings, Inc.(1)	10,500	$1,041,495

		$1,041,495

Total Common Stocks (identified cost $82,576,519)		$114,799,857

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$2,147	$2,147,432

Total Short-Term Investments (identified cost $2,147,432)		$2,147,432

Total Investments — 100.3% (identified cost $84,723,951)		$116,947,289

Other Assets, Less Liabilities — (0.3)%		$(403,458)

Net Assets — 100.0%		$116,543,831

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $890.

The Fund did not have any open financial instruments at March 31, 2015.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$85,043,177

Gross unrealized appreciation	$32,238,882
Gross unrealized depreciation	(334,770)

Net unrealized appreciation	$31,904,112

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$114,799,857	*	$—	$—	$114,799,857
Short-Term Investments	—		2,147,432	—	2,147,432
Total Investments	$114,799,857		$2,147,432	$—	$116,947,289

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Small-Cap Value Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 1.9%
Ducommun, Inc.(1)	32,225	$834,628

		$834,628

Airlines — 0.5%
Spirit Airlines, Inc.(1)	2,763	$213,746

		$213,746

Auto Components — 1.6%
Dana Holding Corp.	33,387	$706,469

		$706,469

Banks — 16.6%
1st Source Corp.	13,892	$446,350
Ameris Bancorp	25,535	673,869
Bridge Capital Holdings(1)	15,941	416,219
ConnectOne Bancorp, Inc.	91,806	1,786,545
Eagle Bancorp, Inc.(1)	32,977	1,266,317
First Business Financial Services, Inc.	16,956	733,177
German American Bancorp, Inc.	11,074	325,908
Peoples Bancorp, Inc.	27,604	652,559
South State Corp.	6,673	456,366
Yadkin Financial Corp.(1)	16,612	337,224

		$7,094,534

Building Products — 2.9%
A.O. Smith Corp.	18,777	$1,232,898

		$1,232,898

Chemicals — 3.0%
Calgon Carbon Corp.	19,449	$409,790
Innophos Holdings, Inc.	9,215	519,357
Intrepid Potash, Inc.(1)	30,350	350,543

		$1,279,690

Construction & Engineering — 2.1%
EMCOR Group, Inc.	19,211	$892,735

		$892,735

Containers & Packaging — 1.9%
AptarGroup, Inc.	12,487	$793,174

		$793,174

Distributors — 3.1%
Core-Mark Holding Co., Inc.	20,432	$1,314,186

		$1,314,186

Electric Utilities — 2.7%
Otter Tail Corp.	16,650	$535,630
Portland General Electric Co.	16,684	618,810

		$1,154,440

1

Security	Shares	Value
Energy Equipment & Services — 1.1%
Basic Energy Services, Inc.(1)	67,180	$465,557

		$465,557

Food Products — 3.4%
Darling Ingredients, Inc.(1)	36,465	$510,875
Inventure Foods, Inc.(1)	82,556	923,801

		$1,434,676

Health Care Equipment & Supplies — 5.5%
Analogic Corp.	12,310	$1,118,979
Teleflex, Inc.	10,301	1,244,670

		$2,363,649

Hotels, Restaurants & Leisure — 2.0%
Bloomin’ Brands, Inc.	34,980	$851,063

		$851,063

Household Products — 2.1%
Orchids Paper Products Co.	33,760	$910,170

		$910,170

Insurance — 4.5%
Federated National Holding Co.	47,043	$1,439,516
James River Group Holdings, Ltd.	20,240	476,247

		$1,915,763

Internet & Catalog Retail — 1.9%
FTD Cos., Inc.(1)	27,720	$829,937

		$829,937

IT Services — 1.5%
MAXIMUS, Inc.	9,414	$628,479

		$628,479

Machinery — 6.5%
Barnes Group, Inc.	25,990	$1,052,335
Crane Co.	10,600	661,546
EnPro Industries, Inc.	16,375	1,079,931

		$2,793,812

Media — 2.5%
Carmike Cinemas, Inc.(1)	31,750	$1,066,800

		$1,066,800

Oil, Gas & Consumable Fuels — 1.9%
Carrizo Oil & Gas, Inc.(1)	10,320	$512,388
Stone Energy Corp.(1)	19,540	286,847

		$799,235

Pharmaceuticals — 3.0%
Prestige Brands Holdings, Inc.(1)	29,850	$1,280,267

		$1,280,267

Real Estate Investment Trusts (REITs) — 6.1%
Colony Financial, Inc.	17,806	$461,532
LaSalle Hotel Properties	22,954	891,992
Pebblebrook Hotel Trust	13,819	643,551
PS Business Parks, Inc.	7,156	594,234

		$2,591,309

2

Security	Shares	Value
Road & Rail — 4.0%
Covenant Transportation Group, Inc., Class A(1)	39,120	$1,297,219
Saia, Inc.(1)	9,846	436,178

		$1,733,397

Semiconductors & Semiconductor Equipment — 9.0%
Entegris, Inc.(1)	77,008	$1,054,239
Photronics, Inc.(1)	100,918	857,803
Silicon Motion Technology Corp. ADR	40,626	1,092,027
Synaptics, Inc.(1)	10,233	831,994

		$3,836,063

Software — 2.1%
NICE Systems, Ltd. ADR	14,715	$896,585

		$896,585

Specialty Retail — 3.0%
CST Brands, Inc.	16,510	$723,633
Stage Stores, Inc.	24,970	572,313

		$1,295,946

Textiles, Apparel & Luxury Goods — 1.7%
Iconix Brand Group, Inc.(1)	21,769	$732,962

		$732,962

Thrifts & Mortgage Finance — 1.1%
First Defiance Financial Corp.	14,939	$490,298

		$490,298

Total Common Stocks (identified cost $31,108,568)		$42,432,468

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$420	$420,248

Total Short-Term Investments (identified cost $420,248)		$420,248

Total Investments — 100.2% (identified cost $31,528,816)		$42,852,716

Other Assets, Less Liabilities — (0.2)%		$(100,949)

Net Assets — 100.0%		$42,751,767

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $540.

3

The Fund did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,526,786

Gross unrealized appreciation	$11,654,891
Gross unrealized depreciation	(328,961)

Net unrealized appreciation	$11,325,930

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$42,432,468	*	$—	$—	$42,432,468
Short-Term Investments	—		420,248	—	420,248
Total Investments	$42,432,468		$420,248	$—	$42,852,716

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Special Equities Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Banks — 7.2%
BankUnited, Inc.	19,070	$624,352
PacWest Bancorp	21,520	1,009,073
PrivateBancorp, Inc.	6,890	242,321
Signature Bank(1)	6,420	831,903
SVB Financial Group(1)	7,225	917,864

		$3,625,513

Biotechnology — 2.1%
AMAG Pharmaceuticals, Inc.(1)	19,510	$1,066,417

		$1,066,417

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	14,440	$829,867

		$829,867

Capital Markets — 3.8%
Affiliated Managers Group, Inc.(1)	3,600	$773,208
Lazard, Ltd., Class A	20,970	1,102,812

		$1,876,020

Chemicals — 3.5%
Balchem Corp.	14,500	$803,010
Cytec Industries, Inc.	17,670	954,887

		$1,757,897

Commercial Services & Supplies — 1.4%
Interface, Inc.	34,660	$720,235

		$720,235

Construction & Engineering — 1.7%
Quanta Services, Inc.(1)	29,000	$827,370

		$827,370

Diversified Consumer Services — 2.0%
ServiceMaster Global Holdings, Inc.(1)	29,120	$982,800

		$982,800

Electrical Equipment — 3.6%
AMETEK, Inc.	17,035	$895,019
Generac Holdings, Inc.(1)	19,050	927,544

		$1,822,563

Electronic Equipment, Instruments & Components — 7.7%
Belden, Inc.	12,620	$1,180,727
FEI Co.	11,310	863,406
FLIR Systems, Inc.	10,920	341,578
Methode Electronics, Inc.	15,830	744,643
National Instruments Corp.	22,430	718,657

		$3,849,011

Food Products — 2.6%
Pinnacle Foods, Inc.	32,330	$1,319,387

		$1,319,387

Health Care Equipment & Supplies — 12.0%
Alere, Inc.(1)	19,790	$967,731
Analogic Corp.	5,810	528,129

1

Security	Shares	Value
Bard (C.R.), Inc.	4,400	$736,340
Hill-Rom Holdings, Inc.	14,500	710,500
ICU Medical, Inc.(1)	8,100	754,434
Integra LifeSciences Holdings Corp.(1)	8,270	509,846
Teleflex, Inc.	6,290	760,021
West Pharmaceutical Services, Inc.	17,450	1,050,664

		$6,017,665

Health Care Providers & Services — 1.4%
Amsurg Corp.(1)	11,500	$707,480

		$707,480

Household Durables — 1.5%
Tempur-Pedic International, Inc.(1)	13,270	$766,210

		$766,210

Household Products — 2.0%
Church & Dwight Co., Inc.	12,000	$1,025,040

		$1,025,040

Independent Power and Renewable Electricity Producers — 1.5%
NextEra Energy Partners LP	16,891	$740,164

		$740,164

Insurance — 2.8%
HCC Insurance Holdings, Inc.	10,160	$575,767
Horace Mann Educators Corp.	23,930	818,406

		$1,394,173

Internet Software & Services — 1.5%
Akamai Technologies, Inc.(1)	10,390	$738,157

		$738,157

IT Services — 2.5%
Euronet Worldwide, Inc.(1)	15,000	$881,250
Teradata Corp.(1)	8,520	376,073

		$1,257,323

Leisure Products — 0.9%
Vista Outdoor, Inc.(1)	9,980	$427,344

		$427,344

Machinery — 4.8%
Greenbrier Cos., Inc. (The)	16,890	$979,620
Lincoln Electric Holdings, Inc.	10,320	674,825
RBC Bearings, Inc.	9,860	754,684

		$2,409,129

Marine — 0.9%
Kirby Corp.(1)	6,170	$463,058

		$463,058

Metals & Mining — 2.5%
Compass Minerals International, Inc.	11,830	$1,102,674
Globe Specialty Metals, Inc.	6,760	127,899

		$1,230,573

Multiline Retail — 3.3%
Big Lots, Inc.	18,670	$896,720
Tuesday Morning Corp.(1)	46,760	752,836

		$1,649,556

Oil, Gas & Consumable Fuels — 3.4%
Diamondback Energy, Inc.(1)	5,360	$411,862
Gulfport Energy Corp.(1)	13,710	629,426
PDC Energy, Inc.(1)	12,010	649,021

		$1,690,309

2

Security	Shares	Value
Paper & Forest Products — 1.5%
KapStone Paper & Packaging Corp.	23,090	$758,276

		$758,276

Pharmaceuticals — 1.5%
Jazz Pharmaceuticals PLC(1)	4,280	$739,541

		$739,541

Road & Rail — 1.5%
Genesee & Wyoming, Inc., Class A(1)	7,710	$743,552

		$743,552

Semiconductors & Semiconductor Equipment — 7.3%
Cirrus Logic, Inc.(1)	22,460	$747,020
Cypress Semiconductor Corp.(1)	68,000	959,480
MA-COM Technology Solutions Holdings Inc.(1)	26,782	997,897
Qorvo, Inc.(1)	11,737	935,439

		$3,639,836

Software — 8.1%
Cadence Design Systems, Inc.(1)	48,430	$893,049
Mentor Graphics Corp.	47,320	1,137,100
PTC, Inc.(1)	20,680	747,996
Verint Systems, Inc.(1)	20,620	1,276,996

		$4,055,141

Specialty Retail — 0.8%
Restoration Hardware Holdings, Inc.(1)	3,840	$380,890

		$380,890

Total Common Stocks (identified cost $40,642,800)		$49,510,497

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$671	$671,400

Total Short-Term Investments (identified cost $671,400)		$671,400

Total Investments — 100.3% (identified cost $41,314,200)		$50,181,897

Other Assets, Less Liabilities — (0.3)%		$(168,638)

Net Assets — 100.0%		$50,013,259

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $806.

The Fund did not have any open financial instruments at March 31, 2015.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,311,787

Gross unrealized appreciation	$9,202,028
Gross unrealized depreciation	(331,918)

Net unrealized appreciation	$8,870,110

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$49,510,497	*	$—	$—	$49,510,497
Short-Term Investments	—		671,400	—	671,400
Total Investments	$49,510,497		$671,400	$—	$50,181,897

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015